Schedule of Portfolio Investments
March 31, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.5%)
Communication Services ( 1 .3% ):
Cable One, Inc. 883 234,675
Cogent Communications Holdings,
Inc. 4,719 289,322
Integral Ad Science Holding Corp.(a) 19,366 156,090
Iridium Communications, Inc. 11,595 316,775
Madison Square Garden
Entertainment Corp.(a) 12,559 411,182
Madison Square Garden Sports
Corp.(a) 3,244 631,672
United States Cellular Corp.(a) 4,035 279,020
2,318,736
Consumer Discretionary ( 12 .5% ):
Academy Sports & Outdoors, Inc. 6,792 309,783
Acushnet Holdings Corp. 7,494 514,538
Adient PLC(a) 15,860 203,960
Adtalem Global Education, Inc.(a) 4,368 439,595
Arhaus, Inc.(a) 22,004 191,435
Asbury Automotive Group, Inc.(a) 1,707 376,974
Atmus Filtration Technologies, Inc. 10,419 382,690
Boot Barn Holdings, Inc.(a) 1,987 213,463
Brinker International, Inc.(a) 3,876 577,718
Brunswick Corp. 4,856 261,496
Carter's, Inc. 8,141 332,967
Carvana Co.(a) 807 168,728
Cava Group, Inc.(a) 1,796 155,192
Cavco Industries, Inc.(a) 892 463,510
Century Communities, Inc. 3,553 238,406
Champion Homes, Inc.(a) 3,334 315,930
Chewy, Inc., Class A(a) 7,119 231,439
Columbia Sportswear Co. 7,355 556,700
Dillard's, Inc., Class A 968 346,670
Dorman Products, Inc.(a) 3,662 441,417
Dream Finders Homes, Inc.,
Class A(a) 6,863 154,829
Dutch Bros, Inc., Class A(a) 8,639 533,372
Fox Factory Holding Corp.(a) 5,470 127,670
Frontdoor, Inc.(a) 8,614 330,950
Garrett Motion, Inc. 45,751 382,936
Graham Holdings Co., Class B 615 590,929
Grand Canyon Education, Inc.(a) 5,009 866,657
Green Brick Partners, Inc.(a) 4,734 276,039
Group 1 Automotive, Inc. 1,182 451,465
Harley-Davidson, Inc. 9,961 251,515
Hilton Grand Vacations, Inc.(a) 11,093 414,989
Installed Building Products, Inc. 1,216 208,495
KB Home 4,632 269,212
Kontoor Brands, Inc. 5,235 335,720
Laureate Education, Inc.(a) 31,091 635,811
La-Z-Boy, Inc. 8,865 346,533
LCI Industries 2,911 254,509
LGI Homes, Inc.(a) 2,532 168,302
Life Time Group Holdings, Inc.(a) 13,018 393,144
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (12.5%): (continued)
Lucky Strike Entertainment Corp. 21,719 211,977
M/I Homes, Inc.(a) 1,998 228,132
Mister Car Wash, Inc.(a) 51,462 406,035
Modine Manufacturing Co.(a) 1,576 120,958
Ollie's Bargain Outlet Holdings,
Inc.(a) 3,719 432,743
OneSpaWorld Holdings Ltd. 25,020 420,086
Patrick Industries, Inc. 4,629 391,428
Phinia, Inc. 8,160 346,229
Polaris, Inc. 4,924 201,589
RH(a) 601 140,880
Sonic Automotive, Inc., Class A 6,504 370,468
Steven Madden Ltd. 10,967 292,161
Strategic Education, Inc. 3,930 329,963
Stride, Inc.(a) 6,487 820,605
The Buckle, Inc. 10,278 393,853
The Cheesecake Factory, Inc. 9,953 484,313
The Wendy's Co. 29,425 430,488
Topgolf Callaway Brands Corp.(a) 28,403 187,176
Tri Pointe Homes, Inc.(a) 9,627 307,294
United Parks & Resorts, Inc.(a) 7,562 343,768
Upbound Group, Inc. 14,084 337,453
Valvoline, Inc.(a) 12,413 432,096
Visteon Corp.(a) 4,779 370,946
Winnebago Industries, Inc. 6,901 237,808
Worthington Enterprises, Inc. 9,619 481,816
YETI Holdings, Inc.(a) 6,808 225,345
22,661,298
Consumer Staples ( 5 .3% ):
Cal-Maine Foods, Inc. 6,340 576,306
Central Garden & Pet Co., Class A(a) 15,071 493,274
Edgewell Personal Care Co. 16,518 515,527
Energizer Holdings, Inc. 16,904 505,768
Flowers Foods, Inc. 31,412 597,142
Freshpet, Inc.(a) 2,535 210,836
Grocery Outlet Holding Corp.(a) 19,774 276,440
Interparfums, Inc. 3,165 360,398
J & J Snack Foods Corp. 2,705 356,303
Lancaster Colony Corp. 2,720 476,000
National Beverage Corp. 9,292 385,990
PriceSmart, Inc. 6,212 545,724
Seaboard Corp. 184 496,270
Spectrum Brands Holdings, Inc. 4,890 349,879
Sprouts Farmers Market, Inc.(a) 3,329 508,139
The Andersons, Inc. 8,671 372,246
The Chefs' Warehouse, Inc.(a) 9,831 535,396
The Simply Good Foods Co.(a) 15,292 527,421
Utz Brands, Inc. 25,257 355,619
WD-40 Co. 2,032 495,808
Weis Markets, Inc. 8,180 630,269
9,570,755
Energy ( 5 .5% ):
Archrock, Inc. 18,457 484,312

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (5.5%): (continued)
Atlas Energy Solutions, Inc. 17,214 307,098
Cactus, Inc., Class A 5,682 260,406
California Resources Corp. 6,118 269,008
CNX Resources Corp.(a) 13,313 419,093
Core Natural Resources, Inc. 2,928 225,749
Crescent Energy Co., Class A 25,046 281,517
CVR Energy, Inc. 14,676 284,714
Dorian LPG Ltd. 10,393 232,180
DT Midstream, Inc. 9,058 873,916
Excelerate Energy, Inc., Class A 14,124 405,076
Gulfport Energy Corp.(a) 3,176 584,829
Helmerich & Payne, Inc. 9,750 254,670
International Seaways, Inc. 9,249 307,067
Kinetik Holdings, Inc. 10,360 538,098
Kodiak Gas Services, Inc. 11,903 443,982
Kosmos Energy Ltd.(a) 64,470 146,992
Liberty Energy, Inc. 16,734 264,899
Magnolia Oil & Gas Corp., Class A 18,188 459,429
Northern Oil & Gas, Inc. 10,519 317,989
Oceaneering International, Inc.(a) 12,072 263,290
Patterson-UTI Energy, Inc. 38,923 319,947
Peabody Energy Corp. 14,265 193,291
SM Energy Co. 7,613 228,009
Talos Energy, Inc.(a) 29,291 284,709
Tidewater, Inc.(a) 3,978 168,150
Valaris Ltd.(a) 6,455 253,423
Viper Energy, Inc. 8,591 387,884
World Kinect Corp. 15,992 453,533
9,913,260
Financials ( 25 .7% ):
Affiliated Managers Group, Inc. 3,201 537,864
Ameris Bancorp 7,360 423,715
Artisan Partners Asset Management,
Inc., Class A 11,274 440,813
Assured Guaranty Ltd. 6,264 551,858
Atlantic Union Bankshares Corp. 11,721 364,992
Axis Capital Holdings Ltd. 7,730 774,855
Axos Financial, Inc.(a) 5,617 362,409
BancFirst Corp. 4,253 467,277
Bank of Hawaii Corp. 6,846 472,169
Bank OZK 8,328 361,852
BankUnited, Inc. 9,926 341,851
Banner Corp. 7,055 449,897
BGC Group, Inc., Class A 40,543 371,779
BOK Financial Corp. 4,854 505,544
Bread Financial Holdings, Inc. 5,665 283,703
Cadence Bank 12,879 391,006
Cathay General Bancorp 10,182 438,132
City Holding Co. 4,790 562,681
CNO Financial Group, Inc. 14,990 624,334
Cohen & Steers, Inc. 4,498 360,965
Columbia Banking System, Inc. 11,294 281,672
Community Financial System, Inc. 7,166 407,459
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (25.7%): (continued)
CVB Financial Corp. 21,926 404,754
Donnelley Financial Solutions, Inc.(a) 7,333 320,525
Enova International, Inc.(a) 4,785 462,040
Enterprise Financial Services Corp. 8,168 438,948
Euronet Worldwide, Inc.(a) 5,331 569,617
EVERTEC, Inc. 13,119 482,386
FB Financial Corp. 8,737 405,047
Federal Agricultural Mortgage Corp.,
Class C 2,265 424,710
Federated Hermes, Inc. 17,855 727,948
First Bancorp NC 8,806 353,473
First Bancorp Puerto Rico 25,172 482,547
First Commonwealth Financial Corp. 27,323 424,599
First Financial Bancorp 18,968 473,821
First Financial Bankshares, Inc. 11,289 405,501
First Hawaiian, Inc. 22,275 544,401
First Interstate BancSystem, Inc.,
Class A 13,048 373,825
First Merchants Corp. 12,051 487,342
FirstCash Holdings, Inc. 4,313 518,940
FNB Corp. 36,407 489,674
Fulton Financial Corp. 24,407 441,523
Genworth Financial, Inc.(a) 78,686 557,884
Glacier Bancorp, Inc. 7,800 344,916
Goosehead Insurance, Inc., Class A 2,697 318,408
Hamilton Lane, Inc., Class A 2,528 375,838
Hancock Whitney Corp. 8,248 432,608
Hilltop Holdings, Inc. 15,993 486,987
Home Bancshares, Inc. 19,383 547,957
Independent Bank Corp. 6,534 409,355
International Bancshares Corp. 7,775 490,292
Jackson Financial, Inc., Class A 3,497 292,979
Kemper Corp. 7,782 520,227
Lakeland Financial Corp. 6,268 372,570
Lazard, Inc. 7,854 340,078
Live Oak Bancshares, Inc. 6,632 176,809
Merchants Bancorp 7,251 268,287
Mercury General Corp. 6,563 366,872
MGIC Investment Corp. 22,465 556,683
Moelis & Co., Class A 5,966 348,176
Mr. Cooper Group, Inc.(a) 5,187 620,365
Navient Corp. 29,398 371,297
NBT Bancorp, Inc. 9,480 406,692
NMI Holdings, Inc.(a) 14,710 530,296
Northwest Bancshares, Inc. 39,188 471,040
OFG Bancorp 12,102 484,322
Palomar Holdings, Inc.(a) 3,590 492,117
Park National Corp. 2,489 376,835
Pathward Financial, Inc. 7,138 520,717
Payoneer Global, Inc.(a) 33,876 247,634
PennyMac Financial Services, Inc. 4,219 422,364
Piper Sandler Cos. 1,613 399,476
PJT Partners, Inc., Class A 3,450 475,686

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (25.7%): (continued)
PROG Holdings, Inc. 6,269 166,755
Provident Financial Services, Inc. 19,967 342,833
Radian Group, Inc. 15,522 513,313
Renasant Corp. 13,563 460,193
Rocket Cos., Inc., Class A 16,097 194,291
Ryan Specialty Holdings, Inc. 6,633 489,980
S&T Bancorp, Inc. 10,428 386,357
Seacoast Banking Corp. of Florida 15,855 407,949
ServisFirst Bancshares, Inc. 4,155 343,203
Shift4 Payments, Inc., Class A(a) 2,977 243,251
Simmons First National Corp., Class A 18,695 383,808
SiriusPoint Ltd.(a) 37,531 648,911
SLM Corp. 22,022 646,786
StepStone Group, Inc., Class A 6,248 326,333
Stewart Information Services Corp. 7,224 515,432
Stock Yards Bancorp, Inc. 5,840 403,310
StoneX Group, Inc.(a) 8,619 658,319
Synovus Financial Corp. 9,270 433,280
Texas Capital Bancshares, Inc.(a) 5,675 423,923
The Bancorp, Inc.(a) 5,968 315,349
The Hanover Insurance Group, Inc. 4,518 785,906
The Western Union Co. 49,027 518,706
Towne Bank 14,963 511,585
Triumph Financial, Inc.(a) 4,398 254,204
UMB Financial Corp. 4,196 424,216
United Bankshares, Inc. 12,637 438,125
United Community Banks, Inc. 15,895 447,126
Valley National Bancorp 32,056 284,978
Virtu Financial, Inc., Class A 10,819 412,420
WaFd, Inc. 11,889 339,788
Walker & Dunlop, Inc. 3,954 337,513
WesBanco, Inc. 14,815 458,672
White Mountains Insurance Group
Ltd. 314 604,704
WSFS Financial Corp. 8,353 433,270
46,589,004
Health Care ( 7 .3% ):
ACADIA Pharmaceuticals, Inc.(a) 19,025 316,005
Addus HomeCare Corp.(a) 3,697 365,596
ADMA Biologics, Inc.(a) 12,320 244,429
Alkermes PLC(a) 12,892 425,694
Astrana Health, Inc.(a) 5,608 173,904
Catalyst Pharmaceuticals, Inc.(a) 16,684 404,587
CONMED Corp. 5,000 301,950
Corcept Therapeutics, Inc.(a) 6,356 725,982
CorVel Corp.(a) 4,246 475,425
Doximity, Inc., Class A(a) 5,193 301,350
Haemonetics Corp.(a) 5,987 380,474
Halozyme Therapeutics, Inc.(a) 7,814 498,611
Harmony Biosciences Holdings,
Inc.(a) 9,831 326,291
Integer Holdings Corp.(a) 3,597 424,482
Krystal Biotech, Inc.(a) 1,173 211,492
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (7.3%): (continued)
Lantheus Holdings, Inc.(a) 1,878 183,293
LeMaitre Vascular, Inc. 4,262 357,582
Ligand Pharmaceuticals, Inc.(a) 2,873 302,067
MannKind Corp.(a) 43,276 217,678
Merit Medical Systems, Inc.(a) 6,712 709,525
National HealthCare Corp. 4,001 371,293
Option Care Health, Inc.(a) 16,802 587,230
Patterson Cos., Inc. 19,533 610,211
Premier, Inc., Class A 29,467 568,124
Prestige Consumer Healthcare,
Inc.(a) 8,010 688,620
Privia Health Group, Inc.(a) 17,882 401,451
Progyny, Inc.(a) 13,532 302,305
Protagonist Therapeutics, Inc.(a) 5,788 279,908
RadNet, Inc.(a) 4,619 229,657
Select Medical Holdings Corp. 21,950 366,565
Sotera Health Co.(a) 21,162 246,749
Supernus Pharmaceuticals, Inc.(a) 10,721 351,113
TG Therapeutics, Inc.(a) 9,152 360,863
TransMedics Group, Inc.(a) 1,602 107,782
UFP Technologies, Inc.(a) 857 172,865
Vericel Corp.(a) 7,973 355,755
13,346,908
Industrials ( 20 .0% ):
AAR Corp.(a) 6,784 379,836
ABM Industries, Inc. 9,971 472,227
AeroVironment, Inc.(a) 1,142 136,115
Air Lease Corp. 9,499 458,897
Alamo Group, Inc. 2,701 481,345
Albany International Corp. 6,532 450,969
Allison Transmission Holdings, Inc. 4,707 450,319
ArcBest Corp. 2,718 191,836
Arcosa, Inc. 4,063 313,339
Armstrong World Industries, Inc. 3,842 541,261
ASGN, Inc.(a) 4,664 293,925
AZZ, Inc. 4,712 393,970
Blue Bird Corp.(a) 5,611 181,628
Boise Cascade Co. 2,270 222,664
Brady Corp., Class A 8,074 570,347
Casella Waste Systems, Inc.(a) 6,062 675,974
CBIZ, Inc.(a) 5,845 443,402
Chart Industries, Inc.(a) 2,027 292,618
Cimpress PLC(a) 3,457 156,360
Construction Partners, Inc., Class A(a) 4,387 315,294
CSW Industrials, Inc. 1,060 309,011
Dycom Industries, Inc.(a) 2,164 329,664
Enerpac Tool Group Corp. 14,341 643,337
EnerSys 4,726 432,807
Enpro, Inc. 2,339 378,427
Esab Corp. 4,600 535,900
ESCO Technologies, Inc. 3,981 633,457
ExlService Holdings, Inc.(a) 13,129 619,820
Exponent, Inc. 3,318 268,957

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (20.0%): (continued)
Federal Signal Corp. 4,997 367,529
First Advantage Corp.(a) 28,664 403,876
Flowserve Corp. 9,979 487,374
Franklin Electric Co., Inc. 5,355 502,727
GATX Corp. 4,162 646,234
Gibraltar Industries, Inc.(a) 5,507 323,041
GMS, Inc.(a) 4,836 353,850
Granite Construction, Inc. 6,837 515,510
Griffon Corp. 4,413 315,529
H&E Equipment Services, Inc. 5,978 566,655
Hayward Holdings, Inc.(a) 23,239 323,487
Herc Holdings, Inc. 2,002 268,808
Hillman Solutions Corp.(a) 40,344 354,624
HNI Corp. 9,299 412,411
Huron Consulting Group, Inc.(a) 4,538 650,976
ICF International, Inc. 3,003 255,165
IES Holdings, Inc.(a) 981 161,973
Insperity, Inc. 4,758 424,556
JBT Marel Corp. 4,276 522,527
Kadant, Inc. 1,187 399,912
Kennametal, Inc. 20,687 440,633
Kirby Corp.(a) 3,771 380,909
Korn Ferry 6,510 441,573
Kratos Defense & Security Solutions,
Inc.(a) 13,474 400,043
Leonardo DRS, Inc. 15,133 497,573
ManpowerGroup, Inc. 7,224 418,125
MasTec, Inc.(a) 2,467 287,924
Masterbrand, Inc.(a) 19,351 252,724
Matson, Inc. 3,298 422,705
Maximus, Inc. 7,578 516,744
MDU Resources Group, Inc. 38,995 659,405
MillerKnoll, Inc. 12,435 238,006
Moog, Inc., Class A 2,183 378,423
MSC Industrial Direct Co., Inc. 6,042 469,282
Mueller Industries, Inc. 6,131 466,814
Mueller Water Products, Inc., Class A 19,905 505,985
MYR Group, Inc.(a) 2,361 267,005
OPENLANE, Inc.(a) 34,190 659,183
Powell Industries, Inc. 521 88,742
Primoris Services Corp. 5,712 327,926
Resideo Technologies, Inc.(a) 15,363 271,925
REV Group, Inc. 9,156 289,330
Rush Enterprises, Inc., Class A 8,126 434,010
Ryder System, Inc. 3,031 435,888
Schneider National, Inc., Class B 19,074 435,841
SkyWest, Inc.(a) 4,204 367,303
SPX Technologies, Inc.(a) 2,368 304,951
Standex International Corp. 2,612 421,551
Sterling Infrastructure, Inc.(a) 1,539 174,230
Tecnoglass, Inc. 3,652 261,301
Tennant Co. 5,416 431,926
Terex Corp. 5,960 225,169
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (20.0%): (continued)
The Brink's Co. 4,822 415,463
Trinity Industries, Inc. 10,497 294,546
UniFirst Corp. 2,488 432,912
Valmont Industries, Inc. 1,389 396,379
Verra Mobility Corp.(a) 17,376 391,134
Vestis Corp. 13,048 129,175
Vicor Corp.(a) 5,956 278,622
VSE Corp. 4,141 496,879
Watts Water Technologies, Inc.,
Class A 2,618 533,863
Werner Enterprises, Inc. 14,615 428,219
Zurn Elkay Water Solutions Corp. 13,501 445,263
36,246,074
Information Technology ( 8 .5% ):
ACI Worldwide, Inc.(a) 9,379 513,125
Advanced Energy Industries, Inc. 3,380 322,148
Agilysys, Inc.(a) 2,979 216,097
Alarm.com Holdings, Inc.(a) 8,981 499,793
Allegro MicroSystems, Inc.(a) 12,139 305,053
Appfolio, Inc., Class A(a) 1,209 265,859
Axcelis Technologies, Inc.(a) 2,485 123,430
Badger Meter, Inc. 1,881 357,860
Belden, Inc. 3,195 320,299
Blackbaud, Inc.(a) 5,602 347,604
BlackLine, Inc.(a) 6,113 295,991
Calix, Inc.(a) 7,535 267,040
Cirrus Logic, Inc.(a) 2,708 269,866
Clear Secure, Inc., Class A 8,220 212,980
Commvault Systems, Inc.(a) 2,098 330,980
Crane NXT Co. 8,410 432,274
Diebold Nixdorf, Inc.(a) 6,509 284,573
DigitalOcean Holdings, Inc.(a) 5,975 199,505
Diodes, Inc.(a) 4,649 200,697
Dolby Laboratories, Inc., Class A 8,669 696,207
DXC Technology Co.(a) 16,319 278,239
ePlus, Inc.(a) 3,676 224,346
FormFactor, Inc.(a) 5,015 141,874
Harmonic, Inc.(a) 20,274 194,428
Impinj, Inc.(a) 956 86,709
InterDigital, Inc. 3,116 644,233
IPG Photonics Corp.(a) 4,874 307,744
Itron, Inc.(a) 2,905 304,328
LiveRamp Holdings, Inc.(a) 13,333 348,525
MARA Holdings, Inc.(a) 7,915 91,023
N-able, Inc.(a) 42,936 304,416
Napco Security Technologies, Inc. 6,362 146,453
OSI Systems, Inc.(a) 3,079 598,373
PC Connection, Inc. 6,340 395,743
Pegasystems, Inc. 3,291 228,790
Plexus Corp.(a) 3,116 399,253
Power Integrations, Inc. 5,289 267,095
Progress Software Corp. 7,102 365,824
Riot Platforms, Inc.(a) 17,798 126,722

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

Percentages indicated are based on net assets as of March
31, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (8.5%): (continued)
Rogers Corp.(a) 3,967 267,892
SolarWinds Corp.(a) 29,848 550,099
Sprinklr, Inc., Class A(a) 48,806 407,530
Synaptics, Inc.(a) 4,232 269,663
Teradata Corp.(a) 9,622 216,303
TTM Technologies, Inc.(a) 18,066 370,534
Veeco Instruments, Inc.(a) 8,686 174,415
Verint Systems, Inc.(a) 11,929 212,933
Vertex, Inc., Class A(a) 6,389 223,679
Vishay Intertechnology, Inc. 23,456 372,950
Vontier Corp. 14,064 462,002
15,443,499
Materials ( 5 .8% ):
Alpha Metallurgical Resources, Inc.(a) 1,005 125,876
Ashland, Inc. 5,289 313,585
ATI, Inc.(a) 5,415 281,742
Avient Corp. 9,109 338,490
Balchem Corp. 3,293 546,638
Cabot Corp. 3,486 289,826
Carpenter Technology Corp. 1,921 348,047
Element Solutions, Inc. 17,386 393,097
Greif, Inc., Class A 8,708 478,853
H.B. Fuller Co. 7,624 427,859
Hawkins, Inc. 2,611 276,557
Innospec, Inc. 4,370 414,057
Knife River Corp.(a) 4,560 411,358
Louisiana-Pacific Corp. 3,495 321,470
Materion Corp. 3,239 264,302
Minerals Technologies, Inc. 6,782 431,132
NewMarket Corp. 1,031 584,010
Pactiv Evergreen, Inc. 25,154 453,024
Quaker Chemical Corp. 3,177 392,709
Sealed Air Corp. 12,517 361,741
Sensient Technologies Corp. 6,965 518,405
Silgan Holdings, Inc. 11,950 610,884
Sonoco Products Co. 12,490 590,028
Stepan Co. 6,404 352,476
Sylvamo Corp. 3,557 238,568
The Chemours Co. 10,120 136,924
United States Lime & Minerals, Inc. 3,420 302,260
Warrior Met Coal, Inc. 4,246 202,619
Worthington Steel, Inc. 7,705 195,168
10,601,705
Real Estate ( 0 .4% ):
Newmark Group, Inc., Class A 25,308 307,998
The St. Joe Co. 7,930 372,314
680,312
Utilities ( 7 .2% ):
American States Water Co. 7,537 593,011
Avista Corp. 16,616 695,712
Black Hills Corp. 11,252 682,434
California Water Service Group 11,290 547,113
Chesapeake Utilities Corp. 5,448 699,687
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (7.2%): (continued)
Clearway Energy, Inc., Class C 15,742 476,510
IDACORP, Inc. 7,547 877,112
MGE Energy, Inc. 4,764 442,862
National Fuel Gas Co. 10,999 871,011
New Jersey Resources Corp. 15,545 762,638
Northwestern Energy Group, Inc. 12,892 746,060
ONE Gas, Inc. 8,731 659,976
Ormat Technologies, Inc. 6,399 452,857
Otter Tail Corp. 6,039 485,355
Portland General Electric Co. 15,529 692,593
SJW Group 10,024 548,213
Southwest Gas Holdings, Inc. 7,353 527,945
Spire, Inc. 11,379 890,407
TXNM Energy, Inc. 15,681 838,620
UGI Corp. 17,304 572,243
13,062,359
Total Common Stocks
(Cost $173,296,011) 180,433,910
Total Investments
(Cost $173,296,011) — 99.5% 180,433,910
Other assets in excess of liabilities — 0.5% 842,615
NET ASSETS - 100.00% $ 181,276,525
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 6/20/25 7 $ 724,489 $ 709,485 $ (15,004)
$ (15,004)

Schedule of Portfolio Investments
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Communication Services ( 0.5% ):
Live Nation Entertainment, Inc.(a) 7,889 1,030,145
The Trade Desk, Inc., Class A(a) 4,665 255,269
1,285,414
Consumer Discretionary ( 7.6% ):
Aptiv PLC(a) 9,479 564,001
Burlington Stores, Inc.(a) 2,658 633,481
CarMax, Inc.(a) 10,058 783,719
Carvana Co.(a) 1,505 314,665
Cava Group, Inc.(a) 3,347 289,214
Chewy, Inc., Class A(a) 13,226 429,977
Chipotle Mexican Grill, Inc.(a) 14,075 706,706
Coupang, Inc.(a) 25,306 554,961
Deckers Outdoor Corp.(a) 3,858 431,363
Domino's Pizza, Inc. 1,958 899,603
DR Horton, Inc. 3,941 501,019
Floor & Decor Holdings, Inc.,
Class A(a) 5,852 470,911
Garmin Ltd. 5,539 1,202,683
Genuine Parts Co. 7,515 895,337
Lennar Corp., Class A 4,439 509,509
NVR, Inc.(a) 107 775,150
O'Reilly Automotive, Inc.(a) 1,061 1,519,967
Penske Automotive Group, Inc. 6,401 921,616
Pool Corp. 2,239 712,786
PulteGroup, Inc. 5,740 590,072
Ross Stores, Inc. 8,308 1,061,679
Service Corp. International 16,057 1,287,771
Tesla, Inc.(a) 1,936 501,734
Texas Roadhouse, Inc. 5,564 927,129
Toll Brothers, Inc. 4,550 480,435
TopBuild Corp.(a) 1,586 483,651
Tractor Supply Co. 17,150 944,965
Wingstop, Inc. 1,664 375,365
19,769,469
Consumer Staples ( 4.9% ):
Bunge Global SA 10,294 786,667
Casey's General Stores, Inc. 2,049 889,348
Coca-Cola Consolidated, Inc. 545 735,750
Costco Wholesale Corp. 1,421 1,343,953
Dollar General Corp. 6,068 533,559
Hormel Foods Corp. 27,178 840,887
Kenvue, Inc. 41,261 989,439
Kimberly-Clark Corp. 9,132 1,298,753
McCormick & Co., Inc. 13,220 1,088,138
Sysco Corp. 16,270 1,220,901
The Campbell's Co. 24,805 990,216
The J.M. Smucker Co. 9,317 1,103,226
U.S. Foods Holding Corp.(a) 16,397 1,073,348
12,894,185
Energy ( 8.3% ):
Baker Hughes Co. 24,983 1,098,003
Cheniere Energy, Inc. 7,127 1,649,188
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (8.3%): (continued)
ConocoPhillips Co. 10,899 1,144,613
Coterra Energy, Inc. 44,407 1,283,362
Devon Energy Corp. 23,310 871,794
Diamondback Energy, Inc. 4,603 735,928
EOG Resources, Inc. 8,569 1,098,889
EQT Corp. 20,708 1,106,428
Halliburton Co. 30,005 761,227
Kinder Morgan, Inc. 59,376 1,693,997
Occidental Petroleum Corp. 21,475 1,060,006
ONEOK, Inc. 13,189 1,308,613
Ovintiv, Inc. 20,114 860,879
Permian Resources Corp. 58,049 803,979
Phillips 66 Co. 7,152 883,129
Schlumberger NV 21,527 899,829
Targa Resources Corp. 6,885 1,380,236
Texas Pacific Land Corp. 545 722,119
The Williams Cos., Inc. 26,852 1,604,675
Valero Energy Corp. 5,993 791,495
21,758,389
Financials ( 13.9% ):
Aflac, Inc. 10,725 1,192,513
American Financial Group, Inc. 10,199 1,339,537
Arch Capital Group Ltd. 11,591 1,114,822
Arthur J. Gallagher & Co. 5,133 1,772,117
Block, Inc.(a) 7,485 406,660
Blue Owl Capital, Inc. 37,433 750,157
Brown & Brown, Inc. 14,095 1,753,418
Cboe Global Markets, Inc. 5,722 1,294,831
Cincinnati Financial Corp. 8,724 1,288,709
Coinbase Global, Inc., Class A(a) 1,797 309,497
Corebridge Financial, Inc. 27,389 864,671
East West BanCorp, Inc. 10,176 913,398
Equitable Holdings, Inc. 24,313 1,266,464
Everest Group Ltd. 2,778 1,009,331
Fidelity National Information
Services, Inc. 13,204 986,075
First Citizens BancShares, Inc., Class A 406 752,773
Interactive Brokers Group, Inc. 6,876 1,138,597
Intercontinental Exchange, Inc. 10,348 1,785,030
Jack Henry & Associates, Inc. 7,224 1,319,102
Jefferies Financial Group, Inc. 15,780 845,335
Kinsale Capital Group, Inc. 1,194 581,132
LPL Financial Holdings, Inc. 3,143 1,028,201
Markel Group, Inc.(a) 788 1,473,253
Morningstar, Inc. 3,429 1,028,254
MSCI, Inc. 1,386 783,783
Nasdaq, Inc. 18,033 1,367,983
Principal Financial Group, Inc. 14,201 1,198,138
Reinsurance Group of America, Inc. 5,213 1,026,440
RenaissanceRe Holdings Ltd. 4,202 1,008,480
Robinhood Markets, Inc., Class A(a) 16,961 705,917
Rocket Cos., Inc., Class A 28,321 341,834
Ryan Specialty Holdings, Inc. 12,301 908,675

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (13.9%): (continued)
Tradeweb Markets, Inc., Class A 9,282 1,378,006
W.R. Berkley Corp. 19,284 1,372,249
36,305,382
Health Care ( 10.6% ):
Agilent Technologies, Inc. 6,608 773,004
Align Technology, Inc.(a) 2,988 474,674
Avantor, Inc.(a) 30,209 489,688
BioMarin Pharmaceutical, Inc.(a) 10,416 736,307
Cardinal Health, Inc. 10,561 1,454,989
Cencora, Inc. 6,241 1,735,560
Danaher Corp. 4,004 820,820
DaVita, Inc.(a) 5,440 832,157
Dexcom, Inc.(a) 5,831 398,199
Edwards Lifesciences Corp.(a) 7,814 566,359
GE HealthCare Technologies, Inc. 8,721 703,872
HCA Healthcare, Inc. 2,729 943,006
Humana, Inc. 2,719 719,447
IDEXX Laboratories, Inc.(a) 1,937 813,443
Incyte Corp.(a) 14,571 882,274
Insulet Corp.(a) 2,695 707,734
Intuitive Surgical, Inc.(a) 2,130 1,054,925
IQVIA Holdings, Inc.(a) 3,596 633,975
Mettler-Toledo International, Inc.(a) 511 603,445
Neurocrine Biosciences, Inc.(a) 6,111 675,877
Regeneron Pharmaceuticals, Inc. 1,298 823,230
ResMed, Inc. 2,528 565,893
Revvity, Inc. 7,416 784,613
Sarepta Therapeutics, Inc.(a) 3,971 253,429
Solventum Corp.(a) 9,941 755,914
STERIS PLC 5,095 1,154,782
Stryker Corp. 3,708 1,380,303
Teleflex, Inc. 4,049 559,531
Tenet Healthcare Corp.(a) 4,741 637,664
United Therapeutics Corp.(a) 2,489 767,284
Universal Health Services, Inc.,
Class B 4,377 822,438
Veeva Systems, Inc., Class A(a) 4,107 951,304
Waters Corp.(a) 2,430 895,625
West Pharmaceutical Services, Inc. 2,250 503,730
Zoetis, Inc. 4,898 806,456
27,681,951
Industrials ( 23.9% ):
A.O. Smith Corp. 12,375 808,830
Advanced Drainage Systems, Inc. 4,413 479,472
AECOM 10,461 970,049
Allegion PLC 7,902 1,030,895
AMETEK, Inc. 6,812 1,172,618
Axon Enterprise, Inc.(a) 1,560 820,482
Builders FirstSource, Inc.(a) 2,795 349,207
Carlisle Cos., Inc. 1,968 670,104
Carrier Global Corp. 10,389 658,663
Caterpillar, Inc. 2,371 781,956
CH Robinson Worldwide, Inc. 6,479 663,450
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.9%): (continued)
Cintas Corp. 6,567 1,349,716
Clean Harbors, Inc.(a) 3,930 774,603
Comfort Systems USA, Inc. 1,272 410,004
Copart, Inc.(a) 21,766 1,231,738
CSX Corp. 38,868 1,143,885
Curtiss-Wright Corp. 3,361 1,066,344
Deere & Co. 2,664 1,250,348
Dover Corp. 6,291 1,105,203
EMCOR Group, Inc. 1,646 608,411
Equifax, Inc. 3,012 733,603
Expeditors International of
Washington, Inc. 9,602 1,154,640
Fastenal Co. 14,640 1,135,332
Fortive Corp. 13,830 1,012,079
GE Vernova, Inc. 1,842 562,326
General Dynamics Corp. 5,097 1,389,340
Graco, Inc. 14,881 1,242,712
HEICO Corp. 4,588 1,225,868
Howmet Aerospace, Inc. 6,852 888,910
Hubbell, Inc. 1,768 585,049
Huntington Ingalls Industries, Inc. 4,075 831,463
IDEX Corp. 5,999 1,085,639
Illinois Tool Works, Inc. 6,010 1,490,540
Ingersoll Rand, Inc. 9,027 722,431
ITT, Inc. 6,069 783,872
J.B. Hunt Transport Services, Inc. 5,291 782,803
Leidos Holdings, Inc. 8,066 1,088,426
Lennox International, Inc. 1,435 804,791
Masco Corp. 11,667 811,323
Norfolk Southern Corp. 3,670 869,239
Old Dominion Freight Line, Inc. 3,777 624,905
Otis Worldwide Corp. 12,470 1,286,904
PACCAR, Inc. 9,449 920,049
Parker-Hannifin Corp. 1,425 866,186
Paychex, Inc. 10,208 1,574,890
Quanta Services, Inc. 2,321 589,952
Republic Services, Inc. 8,367 2,026,153
Rockwell Automation, Inc. 2,624 677,989
Rollins, Inc. 23,522 1,270,894
Snap-on, Inc. 3,672 1,237,501
SS&C Technologies Holdings, Inc. 18,160 1,516,905
Tetra Tech, Inc. 19,887 581,695
Textron, Inc. 12,072 872,202
Trane Technologies PLC 2,548 858,472
TransDigm Group, Inc. 803 1,110,782
U-Haul Holding Co. 13,697 810,588
Union Pacific Corp. 5,851 1,382,240
United Rentals, Inc. 808 506,374
Verisk Analytics, Inc. 4,746 1,412,505
Vertiv Holdings Co., Class A 3,810 275,082
Waste Management, Inc. 6,285 1,455,040
Watsco, Inc. 1,778 903,757

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.9%): (continued)
Westinghouse Air Brake Technologies
Corp. 6,137 1,112,945
WW Grainger, Inc. 1,077 1,063,893
Xylem, Inc. 8,513 1,016,963
62,501,230
Information Technology ( 13.0% ):
Akamai Technologies, Inc.(a) 8,487 683,203
Amphenol Corp., Class A 13,954 915,243
Analog Devices, Inc. 3,155 636,269
AppLovin Corp., Class A(a) 2,638 698,991
Arista Networks, Inc.(a) 5,592 433,268
Bentley Systems, Inc., Class B 16,068 632,115
Broadcom, Inc. 2,734 457,754
Cadence Design Systems, Inc.(a) 2,672 679,570
CDW Corp. 4,441 711,715
Cognizant Technology Solutions
Corp., Class A 16,338 1,249,857
Corpay, Inc.(a) 2,772 966,652
Crowdstrike Holdings, Inc., Class A(a) 1,561 550,377
Datadog, Inc., Class A(a) 5,212 517,082
Docusign, Inc.(a) 10,967 892,714
Dynatrace, Inc.(a) 14,495 683,439
Enphase Energy, Inc.(a) 4,014 249,069
Entegris, Inc. 5,398 472,217
EPAM Systems, Inc.(a) 2,792 471,401
F5, Inc.(a) 4,239 1,128,719
Fair Isaac Corp.(a) 387 713,690
First Solar, Inc.(a) 2,156 272,583
Fortinet, Inc.(a) 7,340 706,548
Gartner, Inc.(a) 2,023 849,134
Jabil, Inc. 4,812 654,769
Keysight Technologies, Inc.(a) 4,810 720,394
KLA Corp. 695 472,461
Manhattan Associates, Inc.(a) 2,586 447,481
Microchip Technology, Inc. 8,285 401,077
Monolithic Power Systems, Inc. 504 292,310
NetApp, Inc. 5,958 523,351
NVIDIA Corp. 3,187 345,407
NXP Semiconductors NV 2,830 537,870
ON Semiconductor Corp.(a) 7,085 288,289
Palantir Technologies, Inc., Class A(a) 9,043 763,229
Palo Alto Networks, Inc.(a) 2,805 478,645
PTC, Inc.(a) 6,481 1,004,231
Pure Storage, Inc., Class A(a) 8,938 395,685
Roper Technologies, Inc. 2,478 1,460,979
Seagate Technology Holdings PLC 7,120 604,844
ServiceNow, Inc.(a) 732 582,774
Skyworks Solutions, Inc. 6,612 427,334
Super Micro Computer, Inc.(a) 4,749 162,606
Synopsys, Inc.(a) 1,308 560,936
TE Connectivity PLC 8,019 1,133,245
Teledyne Technologies, Inc.(a) 2,353 1,171,112
Teradyne, Inc. 4,018 331,887
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (13.0%): (continued)
Trimble, Inc.(a) 15,718 1,031,887
Tyler Technologies, Inc.(a) 1,734 1,008,130
VeriSign, Inc.(a) 7,530 1,911,641
Zebra Technologies Corp.(a) 2,033 574,444
33,858,628
Materials ( 6.3% ):
Avery Dennison Corp. 6,239 1,110,355
Celanese Corp. 6,466 367,075
CF Industries Holdings, Inc. 10,139 792,363
Eastman Chemical Co. 9,763 860,218
Freeport-McMoRan, Inc. 13,196 499,601
International Paper Co. 16,770 894,679
Linde PLC 3,570 1,662,335
LyondellBasell Industries NV, Class A 13,672 962,509
Martin Marietta Materials, Inc. 1,937 926,138
Nucor Corp. 5,909 711,089
Packaging Corp. of America 6,013 1,190,694
PPG Industries, Inc. 10,349 1,131,663
Reliance, Inc. 3,123 901,766
RPM International, Inc. 8,664 1,002,251
Steel Dynamics, Inc. 6,688 836,535
The Sherwin-Williams Co. 3,162 1,104,139
Vulcan Materials Co. 4,240 989,192
Westlake Corp. 6,144 614,584
16,557,186
Real Estate ( 0.4% ):
CoStar Group, Inc.(a) 11,295 894,903
894,903
Utilities ( 10.3% ):
Alliant Energy Corp. 24,919 1,603,538
Ameren Corp. 16,835 1,690,234
American Electric Power Co., Inc. 13,775 1,505,194
American Water Works Co., Inc. 8,853 1,305,995
Atmos Energy Corp. 11,876 1,835,792
CenterPoint Energy, Inc. 41,072 1,488,039
CMS Energy Corp. 21,703 1,630,112
Consolidated Edison, Inc. 14,685 1,624,014
Constellation Energy Corp. 1,680 338,738
DTE Energy Co. 10,579 1,462,758
Entergy Corp. 21,509 1,838,804
Evergy, Inc. 24,858 1,713,959
NextEra Energy, Inc. 11,641 825,231
NiSource, Inc. 47,192 1,891,927
NRG Energy, Inc. 7,768 741,533
Public Service Enterprise Group, Inc. 16,736 1,377,373
The AES Corp. 38,547 478,754
The Southern Co. 16,664 1,532,255
Vistra Corp. 3,431 402,937

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

Percentages indicated are based on net assets as March 31,
2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (10.3%): (continued)
WEC Energy Group, Inc. 15,184 1,654,752
26,941,939
Total Common Stocks
(Cost $235,227,704) 260,448,676
Total Investments
(Cost $235,227,704) — 99.7% 260,448,676
Other assets in excess of liabilities — 0.3% 884,430
NET ASSETS - 100.00% $ 261,333,106
(a) Non-income producing security.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini 6/20/25 3 $ 857,218 $ 847,988 $ (9,230)
$ (9,230)

Schedule of Portfolio Investments
March 31, 2025 (Unaudited)
Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary ( 4 .8% ):
Garmin Ltd. 12,345 2,680,470
Genuine Parts Co. 16,757 1,996,429
Penske Automotive Group, Inc. 14,272 2,054,882
Service Corp. International 35,783 2,869,797
Tractor Supply Co. 38,246 2,107,355
11,708,933
Consumer Staples ( 8 .1% ):
Bunge Global SA 22,959 1,754,527
Dollar General Corp. 13,557 1,192,067
Hormel Foods Corp. 60,619 1,875,552
Kenvue, Inc. 91,994 2,206,016
Kimberly-Clark Corp. 20,350 2,894,177
McCormick & Co., Inc. 29,471 2,425,758
Sysco Corp. 36,265 2,721,325
The Campbell's Co. 55,301 2,207,616
The J.M. Smucker Co. 20,770 2,459,376
19,736,414
Energy ( 17 .7% ):
Baker Hughes Co. 55,697 2,447,883
ConocoPhillips Co. 24,295 2,551,461
Coterra Energy, Inc. 98,976 2,860,406
Devon Energy Corp. 51,991 1,944,464
Diamondback Energy, Inc. 10,273 1,642,447
EOG Resources, Inc. 19,099 2,449,256
EQT Corp. 46,169 2,466,810
Halliburton Co. 66,939 1,698,243
Kinder Morgan, Inc. 132,289 3,774,205
Occidental Petroleum Corp. 47,875 2,363,110
ONEOK, Inc. 29,397 2,916,770
Ovintiv, Inc. 44,865 1,920,222
Permian Resources Corp. 129,512 1,793,741
Phillips 66 Co. 15,950 1,969,506
Schlumberger NV 48,009 2,006,776
Targa Resources Corp. 15,345 3,076,212
The Williams Cos., Inc. 59,833 3,575,620
Valero Energy Corp. 13,370 1,765,776
43,222,908
Financials ( 11 .6% ):
Aflac, Inc. 23,906 2,658,108
American Financial Group, Inc. 23,149 3,040,390
Blue Owl Capital, Inc. 83,527 1,673,881
Cincinnati Financial Corp. 19,443 2,872,120
Corebridge Financial, Inc. 61,082 1,928,359
East West BanCorp, Inc. 22,692 2,036,834
Equitable Holdings, Inc. 54,185 2,822,496
Everest Group Ltd. 6,190 2,249,013
Fidelity National Information
Services, Inc. 29,447 2,199,102
Jefferies Financial Group, Inc. 35,196 1,885,450
Principal Financial Group, Inc. 31,657 2,670,901
Reinsurance Group of America, Inc. 11,626 2,289,159
28,325,813
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .3% ):
Cardinal Health, Inc. 23,533 3,242,141
3,242,141
Industrials ( 17 .2% ):
A.O. Smith Corp. 27,600 1,803,936
CH Robinson Worldwide, Inc. 14,459 1,480,602
CSX Corp. 86,633 2,549,609
Deere & Co. 5,934 2,785,123
Fastenal Co. 32,631 2,530,534
General Dynamics Corp. 11,359 3,096,236
Huntington Ingalls Industries, Inc. 9,089 1,854,519
Illinois Tool Works, Inc. 13,388 3,320,358
Masco Corp. 26,019 1,809,361
Norfolk Southern Corp. 8,182 1,937,907
Otis Worldwide Corp. 27,791 2,868,031
Paychex, Inc. 22,746 3,509,253
Rockwell Automation, Inc. 5,858 1,513,590
Snap-on, Inc. 8,184 2,758,090
Union Pacific Corp. 13,036 3,079,625
Waste Management, Inc. 14,006 3,242,529
Watsco, Inc. 3,967 2,016,426
42,155,729
Information Technology ( 5 .0% ):
Analog Devices, Inc. 7,039 1,419,555
Cognizant Technology Solutions
Corp., Class A 36,406 2,785,059
Microchip Technology, Inc. 18,509 896,021
NetApp, Inc. 13,305 1,168,711
NXP Semiconductors NV 6,317 1,200,609
Seagate Technology Holdings PLC 15,894 1,350,195
Skyworks Solutions, Inc. 14,769 954,521
TE Connectivity PLC 17,877 2,526,378
12,301,049
Materials ( 9 .8% ):
Avery Dennison Corp. 13,904 2,474,495
Celanese Corp. 14,444 819,986
CF Industries Holdings, Inc. 22,617 1,767,519
Eastman Chemical Co. 21,772 1,918,331
International Paper Co. 37,404 1,995,503
LyondellBasell Industries NV, Class A 30,481 2,145,862
Nucor Corp. 13,180 1,586,081
Packaging Corp. of America 13,401 2,653,666
PPG Industries, Inc. 23,068 2,522,486
Reliance, Inc. 6,967 2,011,721
RPM International, Inc. 19,318 2,234,706
Steel Dynamics, Inc. 14,921 1,866,319
23,996,675
Utilities ( 23 .9% ):
Alliant Energy Corp. 55,517 3,572,519
Ameren Corp. 37,507 3,765,703
American Electric Power Co., Inc. 30,693 3,353,824
American Water Works Co., Inc. 19,728 2,910,274
Atmos Energy Corp. 26,457 4,089,723
CenterPoint Energy, Inc. 91,517 3,315,661

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan High Dividend Stock ETF

Percentages indicated are based on net assets as of March
31, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (23.9%): (continued)
CMS Energy Corp. 48,355 3,631,944
Consolidated Edison, Inc. 32,718 3,618,284
DTE Energy Co. 23,574 3,259,577
Entergy Corp. 47,913 4,096,082
Evergy, Inc. 55,380 3,818,451
NextEra Energy, Inc. 25,958 1,840,163
NiSource, Inc. 105,123 4,214,381
NRG Energy, Inc. 17,334 1,654,704
Public Service Enterprise Group, Inc. 37,299 3,069,708
The AES Corp. 86,112 1,069,511
The Southern Co. 37,132 3,414,287
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (23.9%): (continued)
WEC Energy Group, Inc. 33,832 3,687,011
58,381,807
Total Common Stocks
(Cost $227,413,669) 243,071,469
Total Investments
(Cost $227,413,669) — 99.4% 243,071,469
Other assets in excess of liabilities — 0.6% 1,417,863
NET ASSETS - 100.00% $ 244,489,332
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini 6/20/25 5 $ 1,417,104 $ 1,413,313 $ (3,791)
$ (3,791)

Schedule of Portfolio Investments
March 31, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.0%)
Australia ( 7 .1% ):
Communication Services ( 0 .6% ):
REA Group Ltd. 1,942 266,351
Telstra Group Ltd. 186,411 490,258
756,609
Consumer Discretionary ( 0 .3% ):
Wesfarmers Ltd. 8,019 360,732
360,732
Consumer Staples ( 0 .7% ):
Coles Group Ltd.(a) 38,300 467,274
Woolworths Group Ltd. 19,040 351,476
818,750
Energy ( 0 .5% ):
Santos Ltd. 75,341 313,456
Woodside Energy Group Ltd. 18,319 264,582
578,038
Financials ( 1 .9% ):
ANZ Group Holdings Ltd.(a) 20,845 378,806
Commonwealth Bank of Australia 4,269 402,507
Insurance Australia Group Ltd. 73,685 354,899
National Australia Bank Ltd. 16,000 340,036
Suncorp Group Ltd. 30,020 360,629
Westpac Banking Corp. 17,671 348,503
2,185,380
Health Care ( 0 .7% ):
Cochlear Ltd. 1,559 255,456
CSL Ltd. 2,281 355,209
Pro Medicus Ltd. 1,644 205,185
815,850
Industrials ( 1 .1% ):
Brambles Ltd. 25,472 318,724
Computershare Ltd. 20,670 505,268
Reece Ltd. 13,915 136,302
SGH Ltd. 9,878 306,379
1,266,673
Information Technology ( 0 .1% ):
WiseTech Global Ltd.(a) 2,197 111,485
111,485
Materials ( 0 .9% ):
BHP Group Ltd. 12,577 300,131
Fortescue Ltd. 18,318 175,883
Northern Star Resources Ltd.(a) 26,846 307,239
Rio Tinto Ltd. 4,391 316,795
1,100,048
Utilities ( 0 .3% ):
Origin Energy Ltd. 52,563 345,764
345,764
8,339,329
Austria ( 1 .0% ):
Energy ( 0 .4% ):
OMV AG 8,797 451,787
451,787
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (1.0%): (continued)
Financials ( 0 .4% ):
Erste Group Bank AG 6,877 473,783
473,783
Utilities ( 0 .2% ):
Verbund AG 3,845 272,089
272,089
1,197,659
Belgium ( 1 .4% ):
Consumer Discretionary ( 0 .3% ):
D'ieteren Group 2,405 413,185
413,185
Financials ( 0 .8% ):
Groupe Bruxelles Lambert NV 7,221 537,144
KBC Group NV 4,863 441,661
978,805
Health Care ( 0 .3% ):
UCB SA 1,796 316,033
316,033
1,708,023
Canada ( 12 .0% ):
Consumer Discretionary ( 0 .5% ):
Dollarama, Inc. 3,293 352,163
Magna International, Inc. 7,178 243,989
596,152
Consumer Staples ( 1 .0% ):
George Weston Ltd. 3,228 550,369
Metro, Inc. 9,441 656,585
1,206,954
Energy ( 2 .5% ):
ARC Resources Ltd. 17,053 342,861
Cameco Corp. 3,668 151,013
Canadian Natural Resources Ltd. 8,677 267,022
Cenovus Energy, Inc. 16,594 230,648
Imperial Oil Ltd. 4,433 320,252
Pembina Pipeline Corp. 14,916 596,682
Suncor Energy, Inc. 8,407 325,553
TC Energy Corp. 7,513 354,843
Tourmaline Oil Corp. 6,669 321,654
2,910,528
Financials ( 2 .4% ):
Brookfield Corp. 6,289 329,158
Fairfax Financial Holdings Ltd. 258 372,923
Great-West Lifeco, Inc. 15,425 604,393
Intact Financial Corp. 2,594 530,031
National Bank of Canada 5,519 455,551
Power Corp. of Canada 14,157 500,596
2,792,652

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (12.0%): (continued)
Industrials ( 1 .7% ):
Canadian National Railway Co. 4,114 400,392
Canadian Pacific Kansas City Ltd. 5,040 353,735
TFI International, Inc. 2,526 195,599
Waste Connections, Inc. 3,452 672,911
WSP Global, Inc. 2,352 399,181
2,021,818
Information Technology ( 0 .5% ):
Constellation Software, Inc. 112 354,733
Shopify, Inc., Class A(a) 1,964 186,859
541,592
Materials ( 1 .6% ):
Agnico Eagle Mines Ltd. 3,795 411,202
Barrick Gold Corp. 13,021 252,837
Ivanhoe Mines Ltd.(a) 13,115 111,381
Kinross Gold Corp. 22,551 284,140
Nutrien Ltd. 6,536 324,415
Teck Resources Ltd., Class B 4,605 167,763
Wheaton Precious Metals Corp. 4,710 365,533
1,917,271
Utilities ( 1 .8% ):
Brookfield Renewable Corp. 8,625 240,785
Emera, Inc. 13,709 577,457
Fortis, Inc. 14,373 654,771
Hydro One Ltd. 20,346 684,233
2,157,246
14,144,213
Chile ( 0 .2% ):
Materials ( 0 .2% ):
Antofagasta PLC 8,911 192,021
192,021
Denmark ( 1 .9% ):
Consumer Discretionary ( 0 .3% ):
Pandora A/S 2,008 306,778
306,778
Financials ( 0 .8% ):
Danske Bank A/S 12,783 417,089
Tryg A/S 20,607 490,166
907,255
Health Care ( 0 .4% ):
Coloplast A/S, Class B 2,567 269,094
Genmab A/S(a) 1,321 256,583
525,677
Industrials ( 0 .2% ):
DSV A/S 1,312 253,409
253,409
Materials ( 0 .2% ):
Novonesis A/S, Class B 5,272 306,436
306,436
2,299,555
SECURITY DESCRIPTION SHARES VALUE ($)
Finland ( 1 .3% ):
Energy ( 0 .1% ):
Neste Oyj 10,507 96,948
96,948
Financials ( 0 .5% ):
Sampo Oyj, A Shares 53,730 514,121
514,121
Industrials ( 0 .2% ):
Wartsila Oyj Abp 13,722 243,239
243,239
Materials ( 0 .2% ):
UPM-Kymmene Oyj 10,211 272,691
272,691
Utilities ( 0 .3% ):
Fortum Oyj 22,589 369,034
369,034
1,496,033
France ( 6 .9% ):
Communication Services ( 0 .3% ):
Bollore SE 58,458 341,305
341,305
Consumer Discretionary ( 0 .6% ):
Cie Generale des Etablissements
Michelin SCA
11,938 418,327
Hermes International SCA 128 333,666
751,993
Consumer Staples ( 0 .3% ):
Carrefour SA 21,193 302,921
302,921
Energy ( 0 .3% ):
TotalEnergies SE 6,238 402,378
402,378
Financials ( 1 .2% ):
Amundi SA 4,891 380,746
Credit Agricole SA 24,194 438,809
Societe Generale SA 11,809 528,462
1,348,017
Health Care ( 0 .4% ):
BioMerieux 2,804 346,218
Sartorius Stedim Biotech 854 168,371
514,589
Industrials ( 2 .4% ):
Aeroports de Paris SA 2,492 253,134
Bouygues SA 11,308 445,155
Bureau Veritas SA 11,308 341,600
Legrand SA 3,310 347,999
Safran SA 1,762 461,027
Thales SA 1,965 521,790
Vinci SA 3,325 418,097
2,788,802
Information Technology ( 0 .3% ):
Dassault Systemes SE 8,765 331,116
331,116

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
France (6.9%): (continued)
Materials ( 0 .3% ):
Air Liquide SA 2,123 402,014
402,014
Utilities ( 0 .8% ):
Engie SA 25,877 504,586
Veolia Environnement SA 12,251 420,553
925,139
8,108,274
Germany ( 6 .2% ):
Consumer Discretionary ( 0 .2% ):
Continental AG 3,721 259,734
259,734
Financials ( 2 .0% ):
Commerzbank AG 12,769 289,508
Deutsche Boerse AG 2,153 633,400
Hannover Rueck SE 1,404 416,995
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R
769 484,231
Talanx AG 4,441 464,315
2,288,449
Health Care ( 0 .3% ):
Fresenius Medical Care AG 6,431 317,343
317,343
Industrials ( 1 .9% ):
Brenntag SE 4,760 306,731
Deutsche Post AG 8,887 379,348
Knorr-Bremse AG 3,915 353,658
Rational AG 308 254,752
Rheinmetall AG 478 681,676
Siemens Energy AG(a) 4,856 282,676
2,258,841
Information Technology ( 0 .4% ):
Infineon Technologies AG 6,345 208,516
Nemetschek SE 2,560 295,608
504,124
Materials ( 0 .7% ):
Heidelberg Materials AG 3,107 529,255
Symrise AG 3,296 341,039
870,294
Utilities ( 0 .7% ):
E.ON SE 29,132 439,705
RWE AG 9,453 337,483
777,188
7,275,973
Hong Kong ( 2 .7% ):
Financials ( 0 .5% ):
AIA Group Ltd. 29,866 224,920
Hang Seng Bank Ltd. 24,489 331,715
556,635
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (2.7%): (continued)
Industrials ( 0 .4% ):
CK Hutchison Holdings Ltd. 64,198 360,955
Techtronic Industries Co. Ltd. 15,042 180,264
541,219
Real Estate ( 0 .8% ):
Henderson Land Development Co. Ltd. 86,965 249,790
Sun Hung Kai Properties Ltd. 32,875 312,222
Swire Pacific Ltd., Class A 42,057 370,780
932,792
Utilities ( 1 .0% ):
CLP Holdings Ltd. 49,768 405,502
Hong Kong & China Gas Co. Ltd. 460,974 396,329
Power Assets Holdings Ltd. 63,505 380,318
1,182,149
3,212,795
Ireland ( 1 .4% ):
Consumer Staples ( 0 .4% ):
Kerry Group PLC, Class A 4,266 446,479
446,479
Financials ( 0 .5% ):
AIB Group PLC 54,364 349,730
Bank of Ireland Group PLC 24,362 285,659
635,389
Industrials ( 0 .5% ):
Kingspan Group PLC 3,686 295,510
Ryanair Holdings PLC, ADR 6,086 257,864
553,374
1,635,242
Israel ( 0 .9% ):
Financials ( 0 .7% ):
Bank Hapoalim BM 31,721 427,822
Bank Leumi Le-Israel BM, Class IS 29,679 398,203
826,025
Information Technology ( 0 .2% ):
Nice Ltd.(a) 1,327 202,273
202,273
1,028,298
Italy ( 5 .1% ):
Communication Services ( 0 .3% ):
Infrastrutture Wireless Italiane SpA 38,246 404,831
404,831
Consumer Discretionary ( 0 .2% ):
Moncler SpA 4,703 287,804
287,804
Energy ( 0 .4% ):
Eni SpA 27,913 431,506
431,506

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (5.1%): (continued)
Financials ( 2 .0% ):
Generali 16,712 585,073
Intesa Sanpaolo SpA 82,883 424,228
Mediobanca Banca di Credito
Finanziario SpA
23,764 443,600
Poste Italiane SpA 30,625 544,025
UniCredit SpA 6,461 359,969
2,356,895
Health Care ( 0 .3% ):
Recordati Industria Chimica e
Farmaceutica SpA
6,591 372,699
372,699
Industrials ( 0 .7% ):
Leonardo SpA 11,120 538,987
Prysmian SpA 4,292 233,696
772,683
Utilities ( 1 .2% ):
Enel SpA 58,923 477,615
Snam SpA 88,504 458,835
Terna - Rete Elettrica Nazionale 52,520 474,946
1,411,396
6,037,814
Japan ( 15 .4% ):
Communication Services ( 0 .1% ):
Nexon Co. Ltd. 8,900 121,064
121,064
Consumer Discretionary ( 1 .9% ):
Asics Corp. 8,600 180,350
Denso Corp. 16,000 196,733
Fast Retailing Co. Ltd. 800 235,034
Nitori Holdings Co. Ltd. 1,700 168,107
Oriental Land Co. Ltd. 11,900 233,683
Pan Pacific International Holdings Corp. 9,700 264,475
Sekisui House Ltd. 10,000 222,711
Shimano, Inc. 1,800 251,870
Sumitomo Electric Industries Ltd. 14,100 231,850
Suzuki Motor Corp. 19,500 235,347
2,220,160
Consumer Staples ( 1 .1% ):
Aeon Co. Ltd. 15,700 392,578
Ajinomoto Co., Inc. 15,600 307,746
Kao Corp. 7,700 332,347
Unicharm Corp. 32,100 254,604
1,287,275
Energy ( 0 .4% ):
ENEOS Holdings, Inc. 39,500 206,047
Inpex Corp. 16,500 226,370
432,417
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (15.4%): (continued)
Financials ( 2 .4% ):
Dai-ichi Life Holdings, Inc. 34,400 259,887
Daiwa Securities Group, Inc. 27,700 183,558
Japan Exchange Group, Inc. 20,400 207,782
Japan Post Bank Co. Ltd. 27,100 272,138
Japan Post Holdings Co. Ltd. 25,900 257,843
MS&AD Insurance Group Holdings, Inc. 7,700 165,583
ORIX Corp. 10,100 207,698
Resona Holdings, Inc. 28,000 240,288
Sompo Holdings, Inc. 9,400 283,373
Sumitomo Mitsui Financial Group, Inc. 11,000 278,356
Sumitomo Mitsui Trust Group, Inc. 10,100 250,530
Tokio Marine Holdings, Inc. 4,900 187,413
2,794,449
Health Care ( 1 .6% ):
Chugai Pharmaceutical Co. Ltd. 5,000 226,679
Daiichi Sankyo Co. Ltd. 6,600 154,515
Eisai Co. Ltd. 7,000 193,472
Hoya Corp. 1,600 179,022
Kyowa Kirin Co. Ltd. 12,800 185,466
Olympus Corp. 14,300 185,699
Shionogi & Co. Ltd. 20,900 313,005
Sysmex Corp. 14,200 268,623
Terumo Corp. 11,700 218,210
1,924,691
Industrials ( 3 .7% ):
Central Japan Railway Co. 16,200 308,294
Daikin Industries Ltd. 1,800 193,719
East Japan Railway Co. 16,900 332,658
FANUC Corp. 9,300 251,770
Hitachi Ltd. 6,900 159,100
ITOCHU Corp. 4,800 220,876
Komatsu Ltd. 8,600 246,927
Kubota Corp. 19,300 235,636
Marubeni Corp. 14,000 222,131
Mitsubishi Corp. 12,400 217,167
Mitsubishi Electric Corp. 12,000 217,644
Mitsubishi Heavy Industries Ltd. 10,800 181,908
Mitsui OSK Lines Ltd. 6,900 238,696
NIDEC Corp. 12,500 207,708
Nippon Yusen KK 6,700 219,849
Secom Co. Ltd. 9,300 315,457
SMC Corp. 600 212,322
Toyota Industries Corp. 2,600 220,264
Toyota Tsusho Corp. 11,600 192,831
4,394,957

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (15.4%): (continued)
Information Technology ( 2 .3% ):
Advantest Corp. 2,900 125,150
Canon, Inc. 7,700 238,491
Disco Corp. 600 119,604
FUJIFILM Holdings Corp. 9,700 183,981
Fujitsu Ltd. 10,700 210,547
Keyence Corp. 500 194,972
Kyocera Corp. 27,800 310,588
Lasertec Corp. 800 67,640
Murata Manufacturing Co. Ltd. 12,300 189,089
NEC Corp. 11,000 230,680
Nomura Research Institute Ltd. 7,900 254,747
Obic Co. Ltd. 9,700 278,705
TDK Corp. 14,800 152,569
Tokyo Electron Ltd. 900 120,684
2,677,447
Materials ( 0 .9% ):
Nippon Paint Holdings Co. Ltd. 36,700 274,326
Nippon Sanso Holdings Corp. 5,500 165,547
Nippon Steel Corp. 15,500 330,216
Nitto Denko Corp. 11,700 213,373
Shin-Etsu Chemical Co. Ltd. 5,200 146,877
1,130,339
Real Estate ( 0 .9% ):
Daiwa House Industry Co. Ltd. 10,800 355,607
Mitsubishi Estate Co. Ltd. 14,600 236,762
Mitsui Fudosan Co. Ltd. 22,200 196,953
Sumitomo Realty & Development Co.
Ltd.
6,300 234,953
1,024,275
Utilities ( 0 .1% ):
The Kansai Electric Power Co., Inc. 12,400 146,556
146,556
18,153,630
Luxembourg ( 0 .5% ):
Energy ( 0 .3% ):
Tenaris SA 19,545 381,644
381,644
Health Care ( 0 .2% ):
Eurofins Scientific SE 3,776 200,946
200,946
582,590
Netherlands ( 3 .1% ):
Consumer Discretionary ( 0 .3% ):
Prosus NV(a) 6,952 320,015
320,015
Financials ( 1 .7% ):
ABN AMRO Bank NV 19,163 401,120
Adyen NV(a) 121 183,940
Euronext NV 4,039 583,862
ING Groep NV 19,757 384,288
NN Group NV 8,796 487,684
2,040,894
SECURITY DESCRIPTION SHARES VALUE ($)
Netherlands (3.1%): (continued)
Industrials ( 0 .8% ):
Ferrovial SE 9,627 428,630
Wolters Kluwer NV 3,112 483,001
911,631
Information Technology ( 0 .1% ):
ASM International NV 320 143,721
143,721
Materials ( 0 .2% ):
Akzo Nobel NV 5,147 315,420
315,420
3,731,681
New Zealand ( 0 .4% ):
Health Care ( 0 .2% ):
Fisher & Paykel Healthcare Corp. Ltd. 12,770 243,064
243,064
Information Technology ( 0 .2% ):
Xero Ltd.(a) 2,639 255,118
255,118
498,182
Norway ( 1 .8% ):
Communication Services ( 0 .4% ):
Telenor ASA 35,636 510,054
510,054
Energy ( 0 .5% ):
Aker BP ASA 12,857 305,071
Equinor ASA 12,265 325,025
630,096
Financials ( 0 .4% ):
DNB Bank ASA 17,254 452,066
452,066
Industrials ( 0 .3% ):
Kongsberg Gruppen ASA 2,463 359,554
359,554
Materials ( 0 .2% ):
Norsk Hydro ASA 34,344 197,017
197,017
2,148,787
Portugal ( 0 .7% ):
Consumer Staples ( 0 .3% ):
Jeronimo Martins SGPS SA 13,443 284,877
284,877
Energy ( 0 .2% ):
Galp Energia SGPS SA 13,826 242,617
242,617
Utilities ( 0 .2% ):
EDP SA 79,145 266,298
266,298
793,792
Russian Federation ( 0 .0% ):
Materials ( 0 .0% ):
Evraz PLC(a)(b)(c) 38,723 —
—

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Singapore ( 3 .5% ):
Communication Services ( 0 .4% ):
Singapore Telecommunications Ltd. 183,200 467,820
467,820
Consumer Staples ( 0 .3% ):
Wilmar International Ltd. 159,200 397,052
397,052
Financials ( 1 .6% ):
DBS Group Holdings Ltd. 16,540 572,226
Oversea-Chinese Banking Corp. Ltd. 47,100 606,634
United Overseas Bank Ltd. 23,300 660,733
1,839,593
Industrials ( 0 .9% ):
Singapore Airlines Ltd. 77,800 393,286
Singapore Technologies Engineering Ltd. 138,600 700,636
1,093,922
Real Estate ( 0 .3% ):
CapitaLand Investment Ltd. 152,700 311,493
311,493
4,109,880
South Korea ( 2 .5% ):
Communication Services ( 0 .2% ):
NAVER Corp. 1,963 254,658
254,658
Consumer Discretionary ( 0 .5% ):
Hyundai Mobis Co. Ltd. 1,473 260,624
Kia Corp. 2,659 166,695
LG Electronics, Inc. 3,114 163,283
590,602
Financials ( 0 .9% ):
Hana Financial Group, Inc. 4,262 172,529
KB Financial Group, Inc. 2,681 143,856
Meritz Financial Group, Inc. 3,081 255,303
Samsung Fire & Marine Insurance Co.
Ltd.
683 165,844
Samsung Life Insurance Co. Ltd. 2,463 138,683
Shinhan Financial Group Co. Ltd. 4,651 148,631
1,024,846
Health Care ( 0 .2% ):
Celltrion, Inc. 1,798 206,352
206,352
Industrials ( 0 .3% ):
Hanwha Aerospace Co. Ltd. 509 216,765
Samsung C&T Corp. 2,041 162,054
378,819
Information Technology ( 0 .2% ):
Samsung SDI Co. Ltd. 633 81,044
SK Hynix, Inc. 1,172 151,803
232,847
Materials ( 0 .2% ):
LG Chem Ltd. 819 136,287
POSCO Holdings, Inc. 882 166,839
303,126
2,991,250
SECURITY DESCRIPTION SHARES VALUE ($)
Spain ( 3 .2% ):
Consumer Discretionary ( 0 .6% ):
Amadeus IT Group SA 5,002 381,275
Industria de Diseno Textil SA 6,253 309,979
691,254
Energy ( 0 .4% ):
Repsol SA 32,259 429,004
429,004
Financials ( 0 .6% ):
Banco de Sabadell SA 132,202 368,919
CaixaBank SA 52,770 409,312
778,231
Industrials ( 0 .8% ):
ACS Actividades de Construccion y
Servicios SA(a)
7,911 451,189
Aena SME SA 1,918 449,172
900,361
Utilities ( 0 .8% ):
Endesa SA 18,354 486,185
Iberdrola SA 32,913 531,647
1,017,832
3,816,682
Sweden ( 5 .5% ):
Consumer Staples ( 0 .4% ):
Essity AB, Class B 15,144 430,149
430,149
Financials ( 2 .1% ):
EQT AB 7,230 218,888
Industrivarden AB, Class C 11,452 418,741
Investor AB, Class B 14,372 426,745
L E Lundbergforetagen AB, Class B 7,710 385,197
Skandinaviska Enskilda Banken AB, Class
A
22,050 360,993
Svenska Handelsbanken AB, Class A 27,997 315,276
Swedbank AB, Class A 15,302 347,070
2,472,910
Health Care ( 0 .2% ):
Swedish Orphan Biovitrum AB(a) 9,307 266,208
266,208
Industrials ( 2 .5% ):
Alfa Laval AB 7,944 339,094
Assa Abloy AB, Class B 12,329 367,984
Atlas Copco AB, Class A 17,011 269,863
Epiroc AB, Class A 14,979 299,792
Indutrade AB 9,110 251,144
Lifco AB, Class B 9,894 349,366
Saab AB, Class B 10,394 407,209
Sandvik AB 16,106 336,613
Volvo AB, Class B 11,981 349,608
2,970,673
Information Technology ( 0 .3% ):
Hexagon AB, Class B 33,024 350,522
350,522
6,490,462

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland ( 7 .4% ):
Communication Services ( 0 .4% ):
Swisscom AG, Registered 863 497,115
497,115
Consumer Discretionary ( 0 .5% ):
Cie Financiere Richemont SA, Registered 2,016 348,612
The Swatch Group AG, Class BR 1,317 225,877
574,489
Consumer Staples ( 0 .4% ):
Chocoladefabriken Lindt & Spruengli
AG, Class PC
33 445,472
445,472
Financials ( 1 .4% ):
Julius Baer Group Ltd. 4,897 336,063
Partners Group Holding AG 225 316,959
Swiss Life Holding AG 580 526,557
Swiss Re AG 2,812 476,880
1,656,459
Health Care ( 1 .2% ):
Alcon AG 4,283 402,975
Lonza Group AG, Registered 431 264,204
Sandoz Group AG 7,130 298,581
Sonova Holding AG 960 278,395
Straumann Holding AG, Class R 1,599 191,536
1,435,691
Industrials ( 1 .8% ):
ABB Ltd., Registered 6,764 345,809
Geberit AG, Registered 697 433,409
Kuehne + Nagel International AG, Class
R
1,243 285,981
Schindler Holding AG 1,847 575,922
SGS SA, Registered(a) 3,102 308,341
VAT Group AG 520 185,072
2,134,534
Information Technology ( 0 .4% ):
Logitech International SA, Class R 3,670 306,712
STMicroelectronics NV 8,198 177,273
483,985
Materials ( 1 .3% ):
EMS-Chemie Holding AG 535 362,917
Givaudan SA, Registered 83 356,398
Holcim AG 4,239 452,895
Sika AG, Registered 1,401 337,697
1,509,907
8,737,652
United Kingdom ( 6 .3% ):
Communication Services ( 0 .4% ):
Informa PLC 46,759 464,637
464,637
Consumer Discretionary ( 0 .3% ):
Next PLC 2,797 400,428
400,428
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (6.3%): (continued)
Consumer Staples ( 0 .4% ):
Haleon PLC 93,824 474,155
474,155
Financials ( 2 .2% ):
3i Group PLC 7,969 372,159
Admiral Group PLC 11,026 405,844
Legal & General Group PLC 132,604 415,817
Lloyds Banking Group PLC 453,659 422,319
London Stock Exchange Group PLC 4,428 655,373
Wise PLC, Class A(a) 28,469 347,456
2,618,968
Health Care ( 0 .3% ):
Smith & Nephew PLC 26,286 368,341
368,341
Industrials ( 1 .3% ):
Ashtead Group PLC 3,655 195,710
Bunzl PLC 9,586 367,202
International Consolidated Airlines
Group SA
107,387 361,706
Rentokil Initial PLC 40,231 180,608
Rolls-Royce Holdings PLC(a) 37,291 360,730
1,465,956
Information Technology ( 0 .6% ):
Halma PLC 9,798 326,604
The Sage Group PLC 27,454 427,966
754,570
Materials ( 0 .5% ):
Anglogold Ashanti PLC 7,237 268,638
Rio Tinto PLC 5,398 319,750
588,388
Utilities ( 0 .3% ):
SSE PLC(a) 16,488 339,432
339,432
7,474,875
United States ( 0 .6% ):
Industrials ( 0 .3% ):
RB Global, Inc. 3,973 398,791
398,791
Materials ( 0 .3% ):
CRH PLC 3,493 302,704
302,704
701,495
Total Common Stocks
(Cost $100,997,544) 116,906,187

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan International ETF

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
Percentages indicated are based on net assets as of March
31, 2025
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0 .0% ):
Information Technology ( 0 .0% ):
Constellation Software, Inc.,
expiring  3/31/40 (a)(c)
141 —
—
Total Warrant
(Cost $–) —
VALUE ($)
Total Investments
(Cost $ 100,997,544 )— 99 .0% 116,906,187
Other assets in excess of liabilities — 1.0% 1,167,097
NET ASSETS - 100.00% $ 118,073,284
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
March 31, 2025.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net asset as of March 31, 2025. This security is classified as Level 3 within the fair value hierarchy.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 6/20/25 3 $ 372,452 $ 362,445 $ (10,007)
$ (10,007)

Schedule of Portfolio Investments
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Communication Services ( 0 .5% ):
Live Nation Entertainment, Inc.(a) 2,107 275,132
The Trade Desk, Inc., Class A(a) 1,245 68,126
343,258
Consumer Discretionary ( 7 .6% ):
Aptiv PLC(a) 2,528 150,416
Burlington Stores, Inc.(a) 711 169,453
CarMax, Inc.(a) 2,686 209,293
Carvana Co.(a) 402 84,050
Cava Group, Inc.(a) 894 77,250
Chewy, Inc., Class A(a) 3,531 114,793
Chipotle Mexican Grill, Inc.(a) 3,757 188,639
Coupang, Inc.(a) 6,751 148,049
Deckers Outdoor Corp.(a) 1,031 115,276
Domino's Pizza, Inc. 522 239,833
DR Horton, Inc. 1,052 133,741
Floor & Decor Holdings, Inc.,
Class A(a) 1,562 125,694
Garmin Ltd. 1,479 321,135
Genuine Parts Co. 2,005 238,876
Lennar Corp., Class A 1,184 135,899
NVR, Inc.(a) 28 202,843
O'Reilly Automotive, Inc.(a) 282 403,988
Penske Automotive Group, Inc. 1,709 246,062
Pool Corp. 597 190,055
PulteGroup, Inc. 1,531 157,387
Ross Stores, Inc. 2,219 283,566
Service Corp. International 4,286 343,737
Tesla, Inc.(a) 517 133,986
Texas Roadhouse, Inc. 1,486 247,612
Toll Brothers, Inc. 1,215 128,292
TopBuild Corp.(a) 423 128,994
Tractor Supply Co. 4,577 252,193
Wingstop, Inc. 444 100,157
5,271,269
Consumer Staples ( 4 .9% ):
Bunge Global SA 2,747 209,926
Casey's General Stores, Inc. 546 236,986
Coca-Cola Consolidated, Inc. 145 195,750
Costco Wholesale Corp. 378 357,505
Dollar General Corp. 1,620 142,446
Hormel Foods Corp. 7,250 224,315
Kenvue, Inc. 11,007 263,948
Kimberly-Clark Corp. 2,438 346,732
McCormick & Co., Inc. 3,528 290,390
Sysco Corp. 4,343 325,899
The Campbell's Co. 6,618 264,190
The J.M. Smucker Co. 2,486 294,367
U.S. Foods Holding Corp.(a) 4,378 286,584
3,439,038
Energy ( 8 .3% ):
Baker Hughes Co. 6,670 293,146
Cheniere Energy, Inc. 1,903 440,354
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (8.3%): (continued)
ConocoPhillips Co. 2,909 305,503
Coterra Energy, Inc. 11,855 342,610
Devon Energy Corp. 6,218 232,553
Diamondback Energy, Inc. 1,228 196,333
EOG Resources, Inc. 2,287 293,285
EQT Corp. 5,528 295,361
Halliburton Co. 8,005 203,087
Kinder Morgan, Inc. 15,856 452,372
Occidental Petroleum Corp. 5,732 282,932
ONEOK, Inc. 3,522 349,453
Ovintiv, Inc. 5,368 229,750
Permian Resources Corp. 15,494 214,592
Phillips 66 Co. 1,909 235,723
Schlumberger NV 5,744 240,099
Targa Resources Corp. 1,839 368,664
Texas Pacific Land Corp. 145 192,124
The Williams Cos., Inc. 7,170 428,479
Valero Energy Corp. 1,600 211,312
5,807,732
Financials ( 13 .9% ):
Aflac, Inc. 2,865 318,559
American Financial Group, Inc. 2,720 357,245
Arch Capital Group Ltd. 3,094 297,581
Arthur J. Gallagher & Co. 1,371 473,324
Block, Inc.(a) 1,998 108,551
Blue Owl Capital, Inc. 9,997 200,340
Brown & Brown, Inc. 3,764 468,242
Cboe Global Markets, Inc. 1,528 345,771
Cincinnati Financial Corp. 2,329 344,040
Coinbase Global, Inc., Class A(a) 479 82,498
Corebridge Financial, Inc. 7,310 230,777
East West BanCorp, Inc. 2,717 243,878
Equitable Holdings, Inc. 6,491 338,116
Everest Group Ltd. 740 268,864
Fidelity National Information
Services, Inc. 3,526 263,322
First Citizens BancShares, Inc., Class A 108 200,245
Interactive Brokers Group, Inc. 1,837 304,189
Intercontinental Exchange, Inc. 2,763 476,617
Jack Henry & Associates, Inc. 1,928 352,053
Jefferies Financial Group, Inc. 4,216 225,851
Kinsale Capital Group, Inc. 318 154,774
LPL Financial Holdings, Inc. 839 274,470
Markel Group, Inc.(a) 210 392,618
Morningstar, Inc. 916 274,681
MSCI, Inc. 369 208,669
Nasdaq, Inc. 4,815 365,266
Principal Financial Group, Inc. 3,791 319,847
Reinsurance Group of America, Inc. 1,393 274,282
RenaissanceRe Holdings Ltd. 1,122 269,280
Robinhood Markets, Inc., Class A(a) 4,530 188,539
Rocket Cos., Inc., Class A 7,561 91,261
Ryan Specialty Holdings, Inc. 3,282 242,441

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (13.9%): (continued)
Tradeweb Markets, Inc., Class A 2,478 367,884
W.R. Berkley Corp. 5,148 366,332
9,690,407
Health Care ( 10 .6% ):
Agilent Technologies, Inc. 1,765 206,470
Align Technology, Inc.(a) 797 126,611
Avantor, Inc.(a) 8,061 130,669
BioMarin Pharmaceutical, Inc.(a) 2,777 196,306
Cardinal Health, Inc. 2,821 388,649
Cencora, Inc. 1,667 463,576
Danaher Corp. 1,069 219,145
DaVita, Inc.(a) 1,452 222,112
Dexcom, Inc.(a) 1,557 106,328
Edwards Lifesciences Corp.(a) 2,085 151,121
GE HealthCare Technologies, Inc. 2,327 187,812
HCA Healthcare, Inc. 729 251,906
Humana, Inc. 725 191,835
IDEXX Laboratories, Inc.(a) 516 216,694
Incyte Corp.(a) 3,890 235,539
Insulet Corp.(a) 719 188,817
Intuitive Surgical, Inc.(a) 568 281,313
IQVIA Holdings, Inc.(a) 959 169,072
Mettler-Toledo International, Inc.(a) 137 161,785
Neurocrine Biosciences, Inc.(a) 1,632 180,499
Regeneron Pharmaceuticals, Inc. 346 219,444
ResMed, Inc. 675 151,099
Revvity, Inc. 1,980 209,484
Sarepta Therapeutics, Inc.(a) 1,060 67,649
Solventum Corp.(a) 2,652 201,658
STERIS PLC 1,361 308,471
Stryker Corp. 991 368,900
Teleflex, Inc. 1,080 149,245
Tenet Healthcare Corp.(a) 1,264 170,008
United Therapeutics Corp.(a) 664 204,691
Universal Health Services, Inc.,
Class B 1,167 219,279
Veeva Systems, Inc., Class A(a) 1,097 254,098
Waters Corp.(a) 649 239,202
West Pharmaceutical Services, Inc. 600 134,328
Zoetis, Inc. 1,307 215,198
7,389,013
Industrials ( 23 .9% ):
A.O. Smith Corp. 3,301 215,753
Advanced Drainage Systems, Inc. 1,178 127,990
AECOM 2,795 259,180
Allegion PLC 2,110 275,271
AMETEK, Inc. 1,820 313,295
Axon Enterprise, Inc.(a) 418 219,847
Builders FirstSource, Inc.(a) 745 93,080
Carlisle Cos., Inc. 527 179,444
Carrier Global Corp. 2,771 175,681
Caterpillar, Inc. 632 208,434
CH Robinson Worldwide, Inc. 1,728 176,947
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.9%): (continued)
Cintas Corp. 1,754 360,500
Clean Harbors, Inc.(a) 1,049 206,758
Comfort Systems USA, Inc. 340 109,592
Copart, Inc.(a) 5,811 328,845
CSX Corp. 10,377 305,395
Curtiss-Wright Corp. 898 284,908
Deere & Co. 711 333,708
Dover Corp. 1,680 295,142
EMCOR Group, Inc. 439 162,268
Equifax, Inc. 803 195,579
Expeditors International of
Washington, Inc. 2,563 308,201
Fastenal Co. 3,907 302,988
Fortive Corp. 3,692 270,181
GE Vernova, Inc. 492 150,198
General Dynamics Corp. 1,361 370,981
Graco, Inc. 3,973 331,785
HEICO Corp. 1,225 327,308
Howmet Aerospace, Inc. 1,828 237,146
Hubbell, Inc. 473 156,520
Huntington Ingalls Industries, Inc. 1,086 221,587
IDEX Corp. 1,602 289,914
Illinois Tool Works, Inc. 1,605 398,056
Ingersoll Rand, Inc. 2,410 192,872
ITT, Inc. 1,620 209,239
J.B. Hunt Transport Services, Inc. 1,412 208,905
Leidos Holdings, Inc. 2,153 290,526
Lennox International, Inc. 382 214,237
Masco Corp. 3,114 216,548
Norfolk Southern Corp. 980 232,113
Old Dominion Freight Line, Inc. 1,007 166,608
Otis Worldwide Corp. 3,329 343,553
PACCAR, Inc. 2,522 245,567
Parker-Hannifin Corp. 380 230,983
Paychex, Inc. 2,726 420,567
Quanta Services, Inc. 619 157,337
Republic Services, Inc. 2,235 541,228
Rockwell Automation, Inc. 700 180,866
Rollins, Inc. 6,278 339,200
Snap-on, Inc. 981 330,607
SS&C Technologies Holdings, Inc. 4,849 405,037
Tetra Tech, Inc. 5,305 155,171
Textron, Inc. 3,222 232,790
Trane Technologies PLC 681 229,443
TransDigm Group, Inc. 215 297,407
U-Haul Holding Co. 3,656 216,362
Union Pacific Corp. 1,562 369,007
United Rentals, Inc. 215 134,741
Verisk Analytics, Inc. 1,267 377,085
Vertiv Holdings Co., Class A 1,017 73,427
Waste Management, Inc. 1,679 388,705
Watsco, Inc. 474 240,934

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.9%): (continued)
Westinghouse Air Brake Technologies
Corp. 1,639 297,233
WW Grainger, Inc. 287 283,507
Xylem, Inc. 2,273 271,533
16,685,820
Information Technology ( 13 .0% ):
Akamai Technologies, Inc.(a) 2,267 182,494
Amphenol Corp., Class A 3,726 244,388
Analog Devices, Inc. 841 169,604
AppLovin Corp., Class A(a) 706 187,069
Arista Networks, Inc.(a) 1,495 115,833
Bentley Systems, Inc., Class B 4,288 168,690
Broadcom, Inc. 730 122,224
Cadence Design Systems, Inc.(a) 712 181,083
CDW Corp. 1,187 190,229
Cognizant Technology Solutions
Corp., Class A 4,362 333,693
Corpay, Inc.(a) 739 257,704
Crowdstrike Holdings, Inc., Class A(a) 416 146,673
Datadog, Inc., Class A(a) 1,391 138,001
Docusign, Inc.(a) 2,928 238,339
Dynatrace, Inc.(a) 3,868 182,376
Enphase Energy, Inc.(a) 1,072 66,518
Entegris, Inc. 1,441 126,059
EPAM Systems, Inc.(a) 746 125,955
F5, Inc.(a) 1,132 301,418
Fair Isaac Corp.(a) 103 189,948
First Solar, Inc.(a) 574 72,571
Fortinet, Inc.(a) 1,958 188,477
Gartner, Inc.(a) 541 227,079
Jabil, Inc. 1,285 174,850
Keysight Technologies, Inc.(a) 1,284 192,305
KLA Corp. 186 126,443
Manhattan Associates, Inc.(a) 690 119,398
Microchip Technology, Inc. 2,212 107,083
Monolithic Power Systems, Inc. 135 78,297
NetApp, Inc. 1,590 139,666
NVIDIA Corp. 851 92,231
NXP Semiconductors NV 755 143,495
ON Semiconductor Corp.(a) 1,892 76,985
Palantir Technologies, Inc., Class A(a) 2,411 203,488
Palo Alto Networks, Inc.(a) 748 127,639
PTC, Inc.(a) 1,731 268,218
Pure Storage, Inc., Class A(a) 2,386 105,628
Roper Technologies, Inc. 662 390,302
Seagate Technology Holdings PLC 1,899 161,320
ServiceNow, Inc.(a) 195 155,247
Skyworks Solutions, Inc. 1,765 114,072
Super Micro Computer, Inc.(a) 1,268 43,416
Synopsys, Inc.(a) 349 149,669
TE Connectivity PLC 2,141 302,566
Teledyne Technologies, Inc.(a) 629 313,060
Teradyne, Inc. 1,072 88,547
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (13.0%): (continued)
Trimble, Inc.(a) 4,197 275,533
Tyler Technologies, Inc.(a) 462 268,602
VeriSign, Inc.(a) 2,011 510,533
Zebra Technologies Corp.(a) 541 152,865
9,037,883
Materials ( 6 .3% ):
Avery Dennison Corp. 1,666 296,498
Celanese Corp. 1,726 97,985
CF Industries Holdings, Inc. 2,707 211,552
Eastman Chemical Co. 2,605 229,526
Freeport-McMoRan, Inc. 3,522 133,343
International Paper Co. 4,477 238,848
Linde PLC 953 443,755
LyondellBasell Industries NV, Class A 3,649 256,890
Martin Marietta Materials, Inc. 516 246,715
Nucor Corp. 1,576 189,656
Packaging Corp. of America 1,606 318,020
PPG Industries, Inc. 2,763 302,134
Reliance, Inc. 833 240,529
RPM International, Inc. 2,313 267,568
Steel Dynamics, Inc. 1,785 223,268
The Sherwin-Williams Co. 844 294,716
Vulcan Materials Co. 1,133 264,329
Westlake Corp. 1,638 163,849
4,419,181
Real Estate ( 0 .3% ):
CoStar Group, Inc.(a) 3,013 238,720
238,720
Utilities ( 10 .3% ):
Alliant Energy Corp. 6,654 428,185
Ameren Corp. 4,496 451,398
American Electric Power Co., Inc. 3,678 401,895
American Water Works Co., Inc. 2,363 348,590
Atmos Energy Corp. 3,172 490,328
CenterPoint Energy, Inc. 10,964 397,226
CMS Energy Corp. 5,794 435,187
Consolidated Edison, Inc. 3,920 433,513
Constellation Energy Corp. 449 90,532
DTE Energy Co. 2,824 390,474
Entergy Corp. 5,744 491,055
Evergy, Inc. 6,637 457,621
NextEra Energy, Inc. 3,105 220,113
NiSource, Inc. 12,601 505,174
NRG Energy, Inc. 2,073 197,889
Public Service Enterprise Group, Inc. 4,469 367,799
The AES Corp. 10,289 127,789
The Southern Co. 4,449 409,086
Vistra Corp. 916 107,575

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

Percentages indicated are based on net assets as of March
31, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (10.3%): (continued)
WEC Energy Group, Inc. 4,055 441,914
7,193,343
Total Common Stocks
(Cost $63,448,899) 69,515,664
Investment Companies (0.3%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 4.20%(b) 189,229 189,229
Total Investment Companies
(Cost $189,229) 189,229
Total Investments
(Cost $63,638,128) — 99.9% 69,704,893
Other assets in excess of liabilities — 0.1% 49,907
NET ASSETS - 100.00% $ 69,754,800
(a) Non-income producing security.
(b) Rate disclosed is the 7-Day effective yield on March 31, 2025.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini 6/20/25 1 $ 284,607 $ 282,663 $ (1,944)
$ (1,944)

Schedule of Portfolio Investments
March 31, 2025 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Consumer Discretionary ( 4.8% ):
Garmin Ltd. 3,302 716,963
Genuine Parts Co. 4,482 533,985
Penske Automotive Group, Inc. 3,817 549,572
Service Corp. International 9,571 767,594
Tractor Supply Co. 10,229 563,618
3,131,732
Consumer Staples ( 8.1% ):
Bunge Global SA 6,142 469,372
Dollar General Corp. 3,626 318,834
Hormel Foods Corp. 16,215 501,692
Kenvue, Inc. 24,607 590,076
Kimberly-Clark Corp. 5,443 774,103
McCormick & Co., Inc. 7,882 648,767
Sysco Corp. 9,701 727,963
The Campbell's Co. 14,793 590,537
The J.M. Smucker Co. 5,556 657,886
5,279,230
Energy ( 17.7% ):
Baker Hughes Co. 14,899 654,811
ConocoPhillips Co. 6,500 682,630
Coterra Energy, Inc. 26,475 765,128
Devon Energy Corp. 13,907 520,122
Diamondback Energy, Inc. 2,748 439,350
EOG Resources, Inc. 5,109 655,178
EQT Corp. 12,350 659,860
Halliburton Co. 17,906 454,275
Kinder Morgan, Inc. 35,615 1,016,096
Occidental Petroleum Corp. 12,806 632,104
ONEOK, Inc. 7,864 780,266
Ovintiv, Inc. 12,002 513,686
Permian Resources Corp. 34,643 479,806
Phillips 66 Co. 4,266 526,766
Schlumberger NV 12,842 536,796
Targa Resources Corp. 4,105 822,929
The Williams Cos., Inc. 16,108 962,614
Valero Energy Corp. 3,577 472,414
11,574,831
Financials ( 11.6% ):
Aflac, Inc. 6,395 711,060
American Financial Group, Inc. 6,195 813,651
Blue Owl Capital, Inc. 22,341 447,714
Cincinnati Financial Corp. 5,201 768,292
Corebridge Financial, Inc. 16,340 515,854
East West BanCorp, Inc. 6,070 544,843
Equitable Holdings, Inc. 14,494 754,993
Everest Group Ltd. 1,657 602,038
Fidelity National Information
Services, Inc. 7,877 588,254
Jefferies Financial Group, Inc. 9,413 504,254
Principal Financial Group, Inc. 8,468 714,445
Reinsurance Group of America, Inc. 3,110 612,359
7,577,757
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1.3% ):
Cardinal Health, Inc. 6,296 867,400
867,400
Industrials ( 17.3% ):
A.O. Smith Corp. 7,382 482,487
CH Robinson Worldwide, Inc. 3,867 395,981
CSX Corp. 23,324 686,425
Deere & Co. 1,588 745,328
Fastenal Co. 8,729 676,934
General Dynamics Corp. 3,058 833,550
Huntington Ingalls Industries, Inc. 2,431 496,021
Illinois Tool Works, Inc. 3,604 893,828
Masco Corp. 6,961 484,068
Norfolk Southern Corp. 2,188 518,228
Otis Worldwide Corp. 7,433 767,086
Paychex, Inc. 6,124 944,811
Rockwell Automation, Inc. 1,566 404,623
Snap-on, Inc. 2,189 737,715
Union Pacific Corp. 3,488 824,005
Waste Management, Inc. 3,748 867,699
Watsco, Inc. 1,061 539,306
11,298,095
Information Technology ( 5.0% ):
Analog Devices, Inc. 1,883 379,745
Cognizant Technology Solutions
Corp., Class A 9,738 744,957
Microchip Technology, Inc. 4,951 239,678
NetApp, Inc. 3,559 312,623
NXP Semiconductors NV 1,690 321,201
Seagate Technology Holdings PLC 4,252 361,207
Skyworks Solutions, Inc. 3,952 255,418
TE Connectivity PLC 4,781 675,651
3,290,480
Materials ( 9.8% ):
Avery Dennison Corp. 3,719 661,870
Celanese Corp. 3,863 219,303
CF Industries Holdings, Inc. 6,049 472,729
Eastman Chemical Co. 5,824 513,153
International Paper Co. 10,006 533,820
LyondellBasell Industries NV, Class A 8,153 573,971
Nucor Corp. 3,526 424,319
Packaging Corp. of America 3,585 709,902
PPG Industries, Inc. 6,170 674,690
Reliance, Inc. 1,863 537,941
RPM International, Inc. 5,168 597,834
Steel Dynamics, Inc. 3,992 499,319
6,418,851
Utilities ( 24.0% ):
Alliant Energy Corp. 14,946 961,775
Ameren Corp. 10,097 1,013,739
American Electric Power Co., Inc. 8,210 897,107
American Water Works Co., Inc. 5,278 778,611
Atmos Energy Corp. 7,121 1,100,764
CenterPoint Energy, Inc. 24,480 886,910

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF

Percentages indicated are based on net assets as of March
31, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (24.0%): (continued)
CMS Energy Corp. 13,018 977,782
Consolidated Edison, Inc. 8,751 967,773
DTE Energy Co. 6,305 871,792
Entergy Corp. 12,899 1,102,736
Evergy, Inc. 14,910 1,028,044
NextEra Energy, Inc. 6,944 492,260
NiSource, Inc. 28,301 1,134,587
NRG Energy, Inc. 4,636 442,553
Public Service Enterprise Group, Inc. 10,041 826,374
The AES Corp. 23,033 286,070
The Southern Co. 9,997 919,224
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (24.0%): (continued)
WEC Energy Group, Inc. 9,108 992,590
15,680,691
Total Common Stocks
(Cost $59,735,483) 65,119,067
Investment Companies (0.3%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 4.20%(a) 228,769 228,769
Total Investment Companies
(Cost $228,769) 228,769
Total Investments
(Cost $59,964,252) — 99.9% 65,347,836
Other assets in excess of liabilities — 0.1% 63,393
NET ASSETS - 100.00% $ 65,411,229
(a) Rate disclosed is the 7-Day effective yield on March 31, 2025.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini 6/20/25 1 $ 284,607 $ 282,663 $ (1,944)
$ (1,944)

Schedule of Portfolio Investments
March 31, 2025 (Unaudited)
Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (87.9%)
Communication Services ( 2 .8% ):
Cable One, Inc. 213 56,609
Gray Television, Inc. 23,022 99,455
Infrastrutture Wireless Italiane SpA 5,173 54,756
John Wiley & Sons, Inc., Class A 1,707 76,064
LG Uplus Corp. 4,057 28,382
Playtika Holding Corp. 6,583 34,034
SK Telecom Co. Ltd. 1,170 44,105
Tele2 AB, Class B Shares 16,916 228,203
Telenor ASA 16,841 241,043
Telstra Group Ltd. 27,484 72,283
934,934
Consumer Discretionary ( 7 .5% ):
Barratt Redrow PLC 22,460 122,672
Bath & Body Works, Inc. 1,720 52,150
Bloomin' Brands, Inc. 5,395 38,682
Canadian Tire Corp Ltd., Class A(a) 343 35,623
Carter's, Inc. 1,675 68,508
Designer Brands, Inc., Class A 20,007 73,026
Dillard's, Inc., Class A 127 45,483
Dine Brands Global, Inc. 3,342 77,768
Ethan Allen Interiors, Inc. 3,496 96,839
Garmin Ltd. 358 77,733
H&R Block, Inc. 1,740 95,543
Harley-Davidson, Inc. 1,828 46,157
Haverty Furniture Cos., Inc. 3,327 65,608
Jack in the Box, Inc. 1,653 44,945
LCI Industries 898 78,512
Lear Corp. 790 69,694
LKQ Corp. 1,726 73,424
Magna International, Inc. 2,156 73,285
Monro, Inc. 4,578 66,244
Movado Group, Inc. 5,252 87,813
Newell Brands, Inc. 4,957 30,733
Oxford Industries, Inc. 1,016 59,609
Papa John's International, Inc. 2,126 87,336
Persimmon PLC 2,791 42,949
Polaris, Inc. 1,128 46,180
Porsche Automobil Holding SE,
Preference 5,155 192,623
Smith & Wesson Brands, Inc. 8,043 74,961
Stellantis NV 6,599 73,218
Strategic Education, Inc. 901 75,648
Taylor Wimpey PLC 80,717 112,690
The Buckle, Inc. 1,942 74,417
The Wendy's Co. 5,601 81,943
Upbound Group, Inc. 3,651 87,478
Vail Resorts, Inc. 355 56,807
2,486,301
Consumer Staples ( 5 .7% ):
B&G Foods, Inc. 14,766 101,442
Bunge Global SA 1,004 76,726
Calavo Growers, Inc. 1,920 46,061
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (5.7%): (continued)
Cal-Maine Foods, Inc. 1,239 112,625
Dollar General Corp. 813 71,487
Energizer Holdings, Inc. 4,681 140,056
Flowers Foods, Inc. 6,587 125,219
Fresh Del Monte Produce, Inc. 2,978 91,812
Hormel Foods Corp. 1,939 59,993
Ingredion, Inc. 801 108,303
J Sainsbury PLC 31,948 97,046
Kenvue, Inc. 2,946 70,645
Kesko Oyj, Class B 3,655 74,550
Nu Skin Enterprises, Inc., Class A 14,268 103,586
Reynolds Consumer Products, Inc. 5,719 136,455
Salmar ASA 1,010 48,411
SpartanNash Co. 6,163 124,862
The Campbell's Co. 2,488 99,321
The J.M. Smucker Co. 1,054 124,804
WK Kellogg Co. 4,184 83,387
1,896,791
Energy ( 14 .9% ):
Aker BP ASA 5,740 136,199
Antero Midstream Corp. 11,152 200,736
APA Corp. 3,381 71,069
Ardmore Shipping Corp. 5,235 51,251
Berry Corp. 28,042 90,015
Chord Energy Corp. 750 84,540
Civitas Resources, Inc. 2,700 94,203
Coterra Energy, Inc. 4,203 121,467
Crescent Energy Co., Class A 7,881 88,582
Devon Energy Corp. 1,859 69,527
DHT Holdings, Inc. 10,965 115,132
DT Midstream, Inc. 1,748 168,647
Eni SpA 8,015 123,904
Equinor ASA 4,084 108,227
FLEX LNG Ltd. 5,255 120,812
FutureFuel Corp. 15,411 60,103
Golar LNG Ltd. 959 36,432
Granite Ridge Resources, Inc. 9,689 58,909
HD Hyundai Co. Ltd. 1,552 76,425
Helmerich & Payne, Inc. 3,446 90,010
HF Sinclair Corp. 1,921 63,162
Keyera Corp. 6,824 212,133
Kinder Morgan, Inc. 6,379 181,993
Kinetik Holdings, Inc. 2,882 149,691
Noble Corp. PLC 5,431 128,715
Nordic American Tankers Ltd. 55,360 136,186
Northern Oil & Gas, Inc. 2,851 86,186
OMV AG 2,636 135,377
ONEOK, Inc. 1,465 145,357
Ovintiv, Inc. 1,340 57,352
Pembina Pipeline Corp. 5,300 212,015
Phillips 66 Co. 715 88,288
Repsol SA 8,494 112,959
Riley Exploration Permian, Inc. 2,460 71,758

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (14.9%): (continued)
Santos Ltd. 14,591 60,706
Scorpio Tankers, Inc. 1,790 67,268
SFL Corp. Ltd. 14,287 117,153
Sitio Royalties Corp., Class A 6,335 125,876
Suncor Energy, Inc. 866 33,535
TC Energy Corp. 3,653 172,533
Tenaris SA 3,980 77,715
The Williams Cos., Inc. 2,583 154,360
TotalEnergies SE 919 59,279
VAALCO Energy, Inc. 20,600 77,456
Valero Energy Corp. 688 90,864
Vitesse Energy, Inc. 4,959 121,942
Woodside Energy Group Ltd. 4,209 60,791
4,966,840
Financials ( 19 .9% ):
ABN AMRO Bank NV 6,259 131,013
Ageas SA 2,954 176,780
A-Mark Precious Metals, Inc. 2,110 53,531
ANZ Group Holdings Ltd.(a) 10,557 191,847
Artisan Partners Asset Management,
Inc., Class A 3,947 154,328
Axis Capital Holdings Ltd. 736 73,777
Banco Latinoamericano de Comercio
Exterior SA, Class E 2,584 94,574
Bank of Hawaii Corp. 931 64,211
Bank OZK 2,172 94,373
BankUnited, Inc. 2,166 74,597
Blue Owl Capital, Inc. 2,027 40,621
Columbia Banking System, Inc. 2,702 67,388
Credit Agricole SA 4,435 80,438
First American Financial Corp. 506 33,209
First Bancorp Puerto Rico 3,686 70,661
First Busey Corp. 2,246 48,514
First Financial Bancorp 3,959 98,896
First Hawaiian, Inc. 3,307 80,823
First Interstate BancSystem, Inc.,
Class A 3,834 109,844
FNB Corp. 11,709 157,486
Generali 5,977 209,250
Glacier Bancorp, Inc. 1,459 64,517
Great-West Lifeco, Inc. 1,952 76,485
HA Sustainable Infrastructure Capital,
Inc. 1,828 53,451
Hana Financial Group, Inc. 1,418 57,402
Hanmi Financial Corp. 4,162 94,311
Hope Bancorp, Inc. 11,199 117,254
Industrial Bank of Korea 5,432 52,464
Intesa Sanpaolo SpA 46,029 235,594
Invesco Ltd. 5,971 90,580
Janus Henderson Group PLC 4,386 158,554
Jefferies Financial Group, Inc. 1,648 88,283
KBC Group NV 1,439 130,691
Lazard, Inc. 2,222 96,213
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (19.9%): (continued)
Legal & General Group PLC 16,439 51,549
MGIC Investment Corp. 1,419 35,163
Navient Corp. 6,029 76,146
NH Investment & Securities Co. Ltd. 1,925 18,331
NN Group NV 3,087 171,155
Northwest Bancshares, Inc. 12,478 149,986
OceanFirst Financial Corp. 3,623 61,627
Old Republic International Corp. 5,001 196,139
OneMain Holdings, Inc. 2,674 130,705
Pacific Premier Bancorp, Inc. 4,190 89,331
Patria Investments Ltd., Class A 8,040 90,772
Popular, Inc. 1,192 110,105
Poste Italiane SpA 10,438 185,421
Power Corp. of Canada 5,739 202,933
Principal Financial Group, Inc. 739 62,349
Prosperity Bancshares, Inc. 1,447 103,272
Safety Insurance Group, Inc. 1,361 107,356
Schroders PLC 7,191 32,301
Shinhan Financial Group Co. Ltd. 758 24,223
Societe Generale SA 1,232 55,133
Southside Bancshares, Inc. 3,094 89,602
Svenska Handelsbanken AB, Class A 5,058 56,958
Swedbank AB, Class A 1,718 38,967
Swiss Re AG 1,086 184,172
Synovus Financial Corp. 1,896 88,619
TFS Financial Corp. 4,650 57,613
The Bank of NT Butterfield & Son Ltd. 4,558 177,397
The Western Union Co. 10,602 112,169
UWM Holdings Corp. 5,022 27,420
Valley National Bancorp 7,575 67,342
Virtus Investment Partners, Inc. 356 61,360
WesBanco, Inc. 2,609 80,775
Westpac Banking Corp. 5,858 115,530
Woori Financial Group, Inc. 6,452 72,307
XP, Inc., Class A 2,428 33,385
6,639,573
Health Care ( 1 .0% ):
Baxter International, Inc. 2,521 86,294
Embecta Corp. 1,895 24,161
Ono Pharmaceutical Co. Ltd. 12,900 137,842
Premier, Inc., Class A 4,775 92,062
340,359
Industrials ( 8 .1% ):
ACCO Brands Corp. 9,529 39,926
ACS Actividades de Construccion y
Servicios SA(a) 3,912 223,114
Adecco Group AG 3,041 90,835
AGCO Corp. 1,040 96,273
Bouygues SA 5,082 200,060
CNH Industrial NV 5,958 73,164
Concentrix Corp. 855 47,572
Costamare, Inc. 7,342 72,245
Deluxe Corp. 6,116 96,694

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (8.1%): (continued)
Deutsche Post AG 2,022 86,310
Doosan Bobcat, Inc. 980 33,281
Douglas Dynamics, Inc. 2,941 68,319
Eiffage SA 435 50,442
Ennis, Inc. 3,080 61,877
Genco Shipping & Trading Ltd. 6,692 89,405
Golden Ocean Group Ltd. 9,265 73,935
GS Holdings Corp. 2,267 56,663
HNI Corp. 2,091 92,736
Insteel Industries, Inc. 2,299 60,464
Komatsu Ltd. 1,500 43,069
Kuehne + Nagel International AG,
Class R 447 102,843
ManpowerGroup, Inc. 1,194 69,109
Matthews International Corp.,
Class A 4,090 90,962
MSC Industrial Direct Co., Inc. 933 72,466
National Presto Industries, Inc. 1,214 106,723
Paychex, Inc. 312 48,135
Randstad NV 1,457 60,177
Robert Half, Inc. 1,392 75,934
Ryder System, Inc. 434 62,413
Teleperformance SE 331 33,096
Transurban Group(a) 6,283 52,556
Trinity Industries, Inc. 3,697 103,738
Vinci SA 289 36,340
Volvo AB, Class B 1,818 53,050
Watsco, Inc. 127 64,554
2,688,480
Materials ( 7 .8% ):
Amcor PLC 9,417 91,345
Anglo American PLC 1,137 31,498
Ardagh Metal Packaging SA 29,516 89,138
Arkema SA 1,327 101,006
BHP Group Ltd. 3,301 78,773
Boliden AB 3,066 99,872
CRH PLC 904 79,525
Eastman Chemical Co. 1,734 152,783
Evonik Industries AG 8,996 193,897
FMC Corp. 968 40,840
Fortescue Ltd. 6,500 62,411
International Paper Co. 1,262 67,328
JFE Holdings, Inc. 12,900 157,368
Kaiser Aluminum Corp. 1,216 73,714
LyondellBasell Industries NV, Class A 1,570 110,528
Mitsui Chemicals, Inc. 3,400 75,767
Myers Industries, Inc. 3,350 39,966
Newmont Corp. 961 46,397
Nippon Steel Corp. 5,800 123,565
Norsk Hydro ASA 10,006 57,400
Nutrien Ltd. 1,553 77,083
Packaging Corp. of America 775 153,466
Rio Tinto PLC 1,263 74,814
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (7.8%): (continued)
Sonoco Products Co. 2,453 115,880
Southern Copper Corp. 431 40,281
SunCoke Energy, Inc. 11,039 101,559
The Mosaic Co. 3,025 81,705
The Scotts Miracle-Gro Co. 1,079 59,226
Tronox Holdings PLC 6,148 43,282
UPM-Kymmene Oyj 3,113 83,134
2,603,551
Utilities ( 20 .2% ):
Alliant Energy Corp. 2,487 160,039
American Electric Power Co., Inc. 1,068 116,700
APA Group(a) 9,615 47,451
Avista Corp. 4,654 194,863
Black Hills Corp. 2,915 176,795
Canadian Utilities Ltd., Class A 1,574 40,474
Clearway Energy, Inc., Class C 2,211 66,927
CMS Energy Corp. 2,576 193,483
Consolidated Edison, Inc. 1,941 214,655
DTE Energy Co. 1,605 221,923
EDP SA 33,854 113,908
Emera, Inc. 5,003 210,739
Endesa SA 7,979 211,359
Enel SpA 27,579 223,548
Engie SA 12,206 238,010
Entergy Corp. 1,541 131,740
Evergy, Inc. 2,176 150,035
Eversource Energy 2,092 129,934
Fortum Oyj 7,871 128,588
IDACORP, Inc. 1,196 138,999
National Fuel Gas Co. 1,228 97,245
New Jersey Resources Corp. 2,555 125,348
NextEra Energy, Inc. 1,209 85,706
NiSource, Inc. 4,769 191,189
Northwest Natural Holding Co. 3,155 134,782
Northwestern Energy Group, Inc. 3,566 206,364
OGE Energy Corp. 2,655 122,024
ONE Gas, Inc. 2,299 173,781
Origin Energy Ltd. 10,179 66,958
Pinnacle West Capital Corp. 1,955 186,214
Portland General Electric Co. 4,297 191,646
Public Service Enterprise Group, Inc. 900 74,070
Redeia Corp. SA 11,480 230,370
RWE AG 1,936 69,117
SJW Group 3,987 218,049
Snam SpA 22,528 116,793
Southwest Gas Holdings, Inc. 2,012 144,462
Spire, Inc. 2,753 215,422
SSE PLC(a) 5,925 121,976
The Southern Co. 2,085 191,716
TXNM Energy, Inc. 4,121 220,391
UGI Corp. 1,785 59,030
United Utilities Group PLC 4,982 64,890
Veolia Environnement SA 5,182 177,888

Schedule of Portfolio Investments - continued
March 31, 2025 (Unaudited)
Timothy Plan Market Neutral ETF

Percentages indicated are based on net assets as of March
31, 2025
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (20.2%): (continued)
WEC Energy Group, Inc. 1,423 155,079
6,750,680
Total Common Stocks
(Cost $27,625,518) 29,307,509
Total Investments
(Cost $27,625,518) — 87.9% 29,307,509
Other assets in excess of liabilities — 12.1% 4,010,885
NET ASSETS - 100.00% $ 33,318,394
(a) Non-income producing security.
Futures Contracts
Short Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 6/20/25 73 $ (7,515,798) $ (7,398,915) $ 116,883
Mini MSCI EAFE Index 6/20/25 75 (9,376,074) (9,061,125) 314,949
S&P 500 Index E-Mini 6/20/25 149 (42,404,562) (42,116,713) 287,849
$ 719,681
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini Future Index 6/20/25 76 $ 30,213,945 $ 29,548,040 $ (665,905)
$ (665,905)
Total Net Futures Contracts $ 53,776